                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07577

                  WM Strategic Asset Management Portfolios, LLC
               (Exact name of registrant as specified in charter)

                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
               (Address of principal executive offices) (Zip code)

                                Jeffrey L. Lunzer
                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (206) 461-3800

                    Date of fiscal year end: October 31, 2005

                    Date of reporting period: April 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS

[WM LOGO]
  GROUP of FUNDS

                                           SEMIANNUAL REPORT
                                           April 30, 2005

                    WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS
                            and WM Money Market Fund

WM Strategic Asset
Management Portfolios         WM Money Market Fund

      Flexible Income Portfolio

      Conservative Balanced Portfolio

      Balanced Portfolio

      Conservative Growth Portfolio

      Strategic Growth Portfolio

[GRAPHIC]

At the WM Group of Funds, our passion is piecing individual investments together into comprehensive portfolios to make your financial plan more effective.

                               Table of Contents

Letter from the President                                             1

SAM Portfolio Performance and Composition:

  Flexible Income Portfolio                                           2

  Conservative Balanced Portfolio                                     3

  Balanced Portfolio                                                  4

  Conservative Growth Portfolio                                       5

  Strategic Growth Portfolio                                          6

Money Market Fund Performance and Composition                         7

Expense Information                                                   8

Financial Statements                                                 10

Notes to Financial Statements                                        32

Other Information                                                    38

                 NOT FDIC INSURED

MAY LOSE VALUE - NOT A DEPOSIT - NO BANK GUARANTEE
   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Dear Shareholder,

[PHOTO OF WILLIAM G. PAPESH]

Since my last letter to you, the financial markets have continued to be volatile and uncertain. No more certain have been issues at home--such as rising oil prices and the ongoing Social Security debate--not to mention events abroad. Amid this uncertainty, I am proud to say that we have remained as committed as ever to effective asset allocation and consistent investment discipline. We trust that these core commitments can continue to build value for you over time.

We are delighted to note that as a result of our efforts, the WM Group of Funds was once again recognized for its 5-year results by Barron's, as it has been every year since 1999. In addition, over the last five years assets in the WM Group of Funds--from a combination of net shareholder purchases and fund performance--have increased by 133%, while industry assets during that period increased by 18%.(1) The stock market (as measured by the S&P 500(2)) fell by 11% over the same five years through 2004.

BARRON'S ANNUAL FUND FAMILY RANKINGS

YEAR        5-YEAR RANKING       1-YEAR RANKING
----        --------------       --------------
2004        #15 out of 67        #46 out of 73
2003         #5 out of 70        #41 out of 75
2002         #1 out of 72         #7 out of 81
2001         #5 out of 70         #6 out of 88
2000        #11 out of 65        #44 out of 84
1999         #9 out of 68         #9 out of 92

THE ENDURING VALUE OF MUTUAL FUNDS

We believe that these figures reflect not only the attractiveness of the WM Group of Funds, but also the enduring value of mutual funds as an investment vehicle for our shareholders. While some investors are lured away by alternative strategies such as wrap accounts or hedge funds, we think mutual funds continue to represent one of the most cost-effective vehicles investors can use to gain diversified access to U.S. and foreign securities markets. We also believe that our business remains one that can significantly aid investors in achieving their long-term financial objectives--among the most important of which is laying a foundation for their retirement years.

The recent debate over Social Security policy highlights this need more than ever. Regardless of one's political position, we think it has become increasingly clear that one of the best solutions to the Social Security quandary is for Americans to reduce their dependence on that program. We firmly believe that investors and their advisors will be well served by continuing to focus on long-term strategies that can build wealth independent of the wranglings of government policy.

PRIDE IN OUR HERITAGE

As a firm, we are proud of our 66 years of intensive asset management experience. We believe this heritage will serve our shareholders well as financial markets and world events continue to produce the unexpected. As always, our focus remains on pursuing the highest risk-adjusted returns for investors, and we thank you again for your ongoing confidence and support.

Sincerely,

/s/ William G. Papesh

William G. Papesh
President

Note regarding Barron's rankings: PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. Barron's rankings are for periods ended 12/31 and are determined using weighted calculations based on the performance of each family's funds as tracked by Lipper. To qualify for the rankings, Barron's requires that a fund family offer funds within a wide array of asset classes. For the periods shown above, the WM Group of Funds did not qualify for 10-year rankings because it did not have the appropriate fund qualifications with 10-year performance. To calculate the results, Lipper ranks each fund's return versus those of others in the same category, placing the best performers in the first percentile. Next, all funds in a given family that fit a particular asset class category are averaged together on an asset-weighted basis. Finally, each family's percentile rankings in the broad categories are combined to create the final ranking.

1 Source: WM Group of Funds and the Investment Company Institute. Figures are for the 5-year period ended 12/31/04. They are based on long-term assets only and do not include money market funds.

2 The S&P 500 is a broad-based index intended to represent the U.S. equity market. Indices are unmanaged, and individuals cannot invest directly in an index.

Flexible Income Portfolio                                  PORTFOLIO MANAGER

                                                           Asset Allocation Team
                                                           WM Advisors, Inc.

[GRAPHIC]

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. An investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5% (for the Conservative Balanced Portfolio) or 4.5%

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF APRIL 30, 2005

                                         6-Month(2)   1-Year     5-Year   Since Inception  Inception Date
                                         ----------   ------     ------   ---------------  --------------
CLASS A SHARES       Net Asset Value(3)     1.03%       4.35%     5.04%       7.05%            7/25/96
                     With Sales Charge     -3.51%      -0.34%     4.07%       6.49%

CLASS B SHARES       Net Asset Value(3)     0.72%       3.64%     4.27%       6.33%            7/25/96
                     With Sales Charge     -4.28%      -1.36%     3.93%       6.33%

CLASS C SHARES       Net Asset Value(3)     0.76%       3.63%        -        4.68%             3/1/02
                     With Sales Charge     -0.24%       2.63%        -        4.68%
Lehman Brothers Aggregate Bond Index(4)     0.98%       5.26%     7.49%       7.01%
S&P 500(4)                                  3.28%       6.32%    -2.94%       8.69%
Capital Market Benchmark(4)                 1.48%       5.55%     5.57%       7.59%

Average annual total returns(1) (with sales charge) as of 3/31/05:

Class A Shares: -2.70% (1-year), 3.85% (5-year), 6.53% (since inception)

Class B Shares: -3.93% (1-year), 3.68% (5-year), 6.37% (since inception)

Class C Shares:  0.15% (1-year), 4.74% (since inception)

PORTFOLIO COMPOSITION(5)

                                         As of         As of
                                        4/30/05       10/31/04          Change
                                        -------       --------          ------
Mortgage-& Asset-Backed Bonds             37%           37%               0%
Investment-Grade Corporate Bonds          18%           19%              -1%
High-Yield Corporate Bonds                 9%            9%               0%
U.S. Large-Cap Value Stocks                7%            7%               0%
U.S. Government Securities                 7%            6%              +1%
U.S. Large-Cap Growth Stocks               6%            6%               0%
U.S. Mid-Cap Value Stocks                  3%            3%               0%
U.S. Mid-Cap Growth Stocks                 3%            2%              +1%
Convertible Securities                     2%            2%               0%
REITs                                      2%            2%               0%
U.S. Small-Cap Growth Stocks               1%            1%               0%
U.S. Small-Cap Value Stocks                1%            1%               0%
Cash Equivalents                           4%            5%              -1%

Note: Pages 38 and 39 provide information about certain WM Funds in which the Flexible Income and Conservative Balanced Portfolios invest a significant portion of their assets (i.e., more than 25%). For additional information about these and other WM Funds, please see the WM Group of Funds semiannual report, which is available online at wmgroupoffunds.com or by calling 800-222-5852.

1 Performance reflects ongoing expenses and assumes reinvestment of all dividends and capital gains. It also reflects ongoing fund expenses paid by the Portfolios' applicable Funds, which include the effects of expense reimbursement. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The Flexible Income Portfolio's performance between 1996 and 1999 benefited from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses. The Conservative Balanced Portfolio's performance between 1996 and 2003 benefited from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.

2  Periods of less than one year are not annualized.

3  Net asset value is not adjusted for sales charge.

PORTFOLIO MANAGER                               Conservative Balanced Portfolio*

Asset Allocation Team
WM Advisors, Inc.

(for the Flexible Income Portfolio); Class B shares: contingent deferred sales charge of 5%, which declines over 5 years (5-5-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details.

Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investments are subject to interest rate risk, and their value will decline as interest rates rise.

* As of 8/1/00, the Income Portfolio became the Conservative Balanced Portfolio, and the Portfolio's objectives and strategies changed. This information should be considered when reviewing past performance. Please see the prospectus for detailed information.

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF APRIL 30, 2005

                                              6-Month(2)     1-Year          5-Year  Since Inception     Inception Date
                                              ----------     ------          ------  ---------------     --------------
CLASS A SHARES       Net Asset Value(3)          1.83%         5.38%          4.47%        5.00%             7/25/96
                     With Sales Charge          -3.80%        -0.39%          3.29%        4.33%

CLASS B SHARES       Net Asset Value(3)          1.43%         4.47%          3.67%        4.28%             7/25/96
                     With Sales Charge          -3.57%        -0.54%          3.33%        4.28%

CLASS C SHARES       Net Asset Value(3)          1.47%         4.55%             -         5.08%              3/1/02
                     With Sales Charge           0.47%         3.55%             -         5.08%
Lehman Brothers Aggregate Bond Index(4)          0.98%         5.26%          7.49%        7.01%
S&P 500(4)                                       3.28%         6.32%         -2.94%        8.69%
Capital Market Benchmark(4)                      1.96%         5.79%          3.57%        8.06%

Average annual total returns(1) (with sales charge) as of 3/31/05:

Class A Shares: -2.67% (1-year), 3.31% (5-year), 4.40% (since inception)

Class B Shares: -2.78% (1-year), 3.34% (5-year), 4.34% (since inception)

Class C Shares:  1.30% (1-year), 5.31% (since inception)

PORTFOLIO COMPOSITION(5)

                                         As of          As of
                                        4/30/05        10/31/04        Change
                                        -------        --------        ------
Mortgage- & Asset-Backed Bonds            31%            30%             +1%
Investment-Grade Corporate Bonds          12%            13%             -1%
U.S. Large-Cap Value Stocks               12%            10%             +2%
U.S. Large-Cap Growth Stocks               9%             9%              0%
High-Yield Corporate Bonds                 7%             7%              0%
U.S. Government Securities                 5%             5%              0%
U.S. Mid-Cap Value Stocks                  4%             5%             -1%
Foreign Stocks                             4%             4%              0%
U.S. Mid-Cap Growth Stocks                 4%             3%             +1%
REITs                                      3%             3%              0%
Convertible Securities                     2%             2%              0%
U.S. Small-Cap Growth Stocks               2%             2%              0%
U.S. Small-Cap Value Stocks                1%             2%             -1%
Cash Equivalents                           4%             5%             -1%

4 The Lehman Brothers Aggregate Bond Index is a broad-based index intended to represent the U.S. fixed-income market. The S&P 500 is a broad-based index intended to represent the U.S. equity market. The Capital Market Benchmark is intended to represent a relevant proxy for market and Portfolio performance. It is allocated as follows: Flexible Income Portfolio: 20% S&P 500 and 80% Lehman Brothers Aggregate Bond Index; Conservative Balanced Portfolio: 40% S&P 500 and 60% Lehman Brothers Aggregate Bond Index. Returns shown for the indices assume reinvestment of all dividends and distributions, and since-inception returns shown for the indices are calculated from 7/31/96. Indices are unmanaged, and individuals cannot invest directly in an index.

5  May not reflect the current portfolio composition.

Balanced Portfolio                                         PORTFOLIO MANAGER

                                                           Asset Allocation Team
                                                           WM Advisors, Inc.
[GRAPHIC]

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. An investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF APRIL 30, 2005

                                             6-Month(2)     1-Year     5-Year  Since Inception   Inception Date
                                             ----------     ------     ------  ---------------   --------------
CLASS A SHARES         Net Asset Value(3)      2.61%         6.18%      2.66%        8.45%           7/25/96
                       With Sales Charge      -3.06%         0.30%      1.51%        7.75%

CLASS B SHARES         Net Asset Value(3)      2.23%         5.38%      1.90%        7.70%           7/25/96
                       With Sales Charge      -2.77%         0.38%      1.52%        7.70%

CLASS C SHARES         Net Asset Value(3)      2.27%         5.40%         -         5.18%            3/1/02
                       With Sales Charge       1.27%         4.40%         -         5.18%
S&P 500(4)                                     3.28%         6.32%     -2.94%        8.69%
Lehman Brothers Aggregate Bond Index(4)        0.98%         5.26%      7.49%        7.01%
Capital Market Benchmark(4)                    2.42%         6.01%      1.48%        8.40%
Russell 3000(R) Index(4)                       3.69%         6.97%     -2.21%        8.78%

Average annual total returns(1) (with sales charge) as of 3/31/05:

Class A Shares: -1.41% (1-year), 1.10% (5-year), 7.93% (since inception)

Class B Shares: -1.50% (1-year), 1.08% (5-year), 7.87% (since inception)

Class C Shares:  2.51% (1-year), 5.62% (since inception)

PORTFOLIO COMPOSITION(5)

                                    As of    As of
                                   4/30/05  10/31/04    Change
                                   -------  --------    ------
Mortgage- & Asset-Backed Bonds       19%      19%          0%
U.S. Large-Cap Value Stocks          18%      16%         +2%
U.S. Large-Cap Growth Stocks         14%      14%          0%
U.S. Mid-Cap Value Stocks             7%       8%         -1%
Investment-Grade Corporate Bonds      6%       7%         -1%
U.S. Mid-Cap Growth Stocks            6%       5%         +1%
Foreign Stocks                        6%       5%         +1%
High-Yield Corporate Bonds            5%       5%          0%
REITs                                 4%       5%         -1%
U.S. Small-Cap Growth Stocks          3%       3%          0%
U.S. Government Securities            3%       2%         +1%
U.S. Small-Cap Value Stocks           2%       3%         -1%
Convertible Securities                1%       1%          0%
Cash Equivalents                      6%       7%         -1%

Note: For information about the underlying WM Funds of the SAM Portfolios, please see the WM Group of Funds semiannual report, which is available online at wmgroupoffunds.com or by calling 800-222-5852.

1 Performance reflects ongoing expenses and assumes reinvestment of all dividends and capital gains. It also reflects ongoing fund expenses paid by the Portfolios' applicable Funds, which include the effects of expense reimbursement. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The Portfolios' performance between 1996 and 1999 benefited from the agreement of WM Advisors and its affiliates to limit the Portfolios' expenses.

2  Periods of less than one year are not annualized.

3  Net asset value is not adjusted for sales charge.

PORTFOLIO MANAGER                                  Conservative Growth Portfolio

Asset Allocation Team
WM Advisors, Inc.

(5-5-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investments are subject to interest rate risk, and their value will decline as interest rates rise.

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF APRIL 30, 2005

                                             6-Month(2)     1-Year     5-Year  Since Inception   Inception Date
                                             ----------     ------     ------  ---------------   --------------
CLASS A SHARES          Net Asset Value(3)       3.23%      6.70%       0.73%       8.64%           7/25/96
                        With Sales Charge       -2.45%      0.85%      -0.41%       7.94%

CLASS B SHARES          Net Asset Value(3)       2.95%      5.92%      -0.04%       7.86%           7/25/96
                        With Sales Charge       -2.05%      0.92%      -0.44%       7.86%

CLASS C SHARES          Net Asset Value(3)       2.88%      5.87%          -        5.07%            3/1/02
                        With Sales Charge        1.88%      4.87%          -        5.07%
S&P 500(4)                                       3.28%      6.32%      -2.94%       8.69%
Lehman Brothers Aggregate Bond Index(4)          0.98%      5.26%       7.49%       7.01%
Capital Market Benchmark(4)                      2.86%      6.18%      -0.70%       8.61%
Russell 3000(R) Index(4)                         3.69%      6.97%      -2.21%       8.78%

Average annual total returns(1) (with sales charge) as of 3/31/05:

Class A Shares: -0.63% (1-year), -0.98% (5-year), 8.19% (since inception)

Class B Shares: -0.61% (1-year), -1.03% (5-year), 8.11% (since inception)

Class C Shares:  3.42% (1-year),  5.69% (since inception)

PORTFOLIO COMPOSITION(5)

                                        As of          As of
                                       4/30/05        10/31/04         Change
                                      --------        --------         ------
U.S. Large-Cap Value Stocks               23%            21%             +2%
U.S. Large-Cap Growth Stocks              19%            19%              0%
U.S. Mid-Cap Value Stocks                  9%            11%             -2%
Mort gage- & Asset-Backed Bonds            9%             9%              0%
U.S. Mid-Cap Growth Stocks                 9%             7%             +2%
Foreign Stocks                             8%             7%             +1%
REITs                                      5%             6%             -1%
U.S. Small-Cap Growth Stocks               3%             4%             -1%
U.S. Small-Cap Value Stocks                3%             4%             -1%
High-Yield Corporate Bonds                 3%             3%              0%
Investment-Grade Corporate Bonds           2%             2%              0%
U.S. Government Securities                 2%             1%             +1%
Convertible Securities                     1%             1%              0%
Cash Equivalents                           4%             5%             -1%

4 The S&P 500 is a broad-based index intended to represent the U.S. equity market. The Lehman Brothers Aggregate Bond Index is a broad-based index intended to represent the U.S. fixed-income market. The Capital Market Benchmark is intended to represent a relevant proxy for market and Portfolio performance. It is allocated as follows: Balanced Portfolio: 60% S&P 500 and 40% Lehman Brothers Aggregate Bond Index; Conservative Growth Portfolio: 80% S&P 500 and 20% Lehman Brothers Aggregate Bond Index. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Effective 3/1/05, the S&P 500 replaced the Russell 3000(R) Index because WM Advisors believes the new benchmark more accurately reflects the Portfolios' performance characteristics. Returns shown for the indices assume reinvestment of all dividends and distributions, and since-inception returns shown for the indices are calculated from 7/31/96. Indices are unmanaged, and individuals cannot invest directly in an index.

5  May not reflect the current portfolio composition.

Strategic Growth Portfolio                                 PORTFOLIO MANAGER

                                                           Asset Allocation Team
                                                           WM Advisors, Inc.

[GRAPHIC]

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. An investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.5% (for the Strategic Growth Portfolio); Class B shares:

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF APRIL 30, 2005

                                             6-Month(2)     1-Year     5-Year  Since Inception   Inception Date
                                             ----------     ------     ------  ---------------   --------------
CLASS A SHARES         Net Asset Value(3)       3.62%        6.94%     -0.68%       9.29%           7/25/96
                       With Sales Charge       -2.06%        1.04%     -1.80%       8.59%

CLASS B SHARES         Net Asset Value(3)       3.24%        6.14%     -1.44%       8.55%           7/25/96
                       With Sales Charge       -1.76%        1.14%     -1.87%       8.55%

CLASS C SHARES         Net Asset Value(3)       3.23%        6.13%         -        4.79%            3/1/02
                       With Sales Charge        2.23%        5.13%         -        4.79%
S&P 500(4)                                      3.28%        6.32%     -2.94%       8.69%
Russell 3000(R) Index(4)                        3.69%        6.97%     -2.21%       8.78%

Average annual total returns(1) (with sales charge) as of 3/31/05:

Class A Shares: 0.10% (1-year), -2.50% (5-year), 8.90% (since inception)

Class B Shares: 0.18% (1-year), -2.58% (5-year), 8.86% (since inception)

Class C Shares: 4.17% (1-year),  5.55% (since inception)

PORTFOLIO COMPOSITION(5)

                                        As of          As of
                                       4/30/05       10/31/04          Change
                                       -------       --------          ------
U.S. Large-Cap Value Stocks               26%           24%              +2%
U.S. Large-Cap Growth Stocks              21%           21%               0%
U.S. Mid-Cap Value Stocks                 11%           13%              -2%
U.S. Mid-Cap Growth Stocks                10%            8%              +2%
Foreign Stocks                             9%            9%               0%
REITs                                      6%            6%               0%
U.S. Small-Cap Growth Stocks               4%            5%              -1%
U.S. Small-Cap Value Stocks                4%            4%               0%
High-Yield Corporate Bonds                 4%            3%              +1%
Convertible Securities                     1%            1%               0%
Cash Equivalents                           4%            6%              -2%

Note: For information about the underlying WM Funds of the Strategic Growth Portfolio, please see the WM Group of Funds semiannual report, which is available online at wmgroupoffunds.com or by calling 800-222-5852.

1 Performance reflects ongoing expenses and assumes reinvestment of all dividends and capital gains. It also reflects ongoing fund expenses paid by the Portfolio's applicable Funds, which include the effects of expense reimbursement. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The Strategic Growth Portfolio's performance between 1996 and 1999 benefited from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses. The Money Market Fund's performance between 1995 and 2004 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.

2  Periods of less than one year are not annualized.

3  Net asset value is not adjusted for sales charge.

PORTFOLIO MANAGER                                              Money Market Fund

Scott J. Peterson, CFA
WM Advisors, Inc.

contingent deferred sales charge of 5%, which declines over 5 years (5-5-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The 7-day simple yield more closely reflects current Money Market Fund earnings than the total return data.

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF APRIL 30, 2005

                                                                                        Since Inception       Inception
                                        6-Month(2)    1-Year      5-Year     10-Year   of Class C Shares        Date
                                        ----------    ------      ------     -------   -----------------      ---------
CLASS A SHARES      Net Asset Value(3)    0.89%        1.34%       2.26%       3.60%          N/A              11/19/79

CLASS B SHARES      Net Asset Value(3)    0.34%        0.37%       1.32%       2.80%          N/A                5/2/94
                    With Sales Charge    -4.66%       -4.63%       0.94%       2.80%          N/A

CLASS C SHARES      Net Asset Value(3)    0.34%        0.38%          -           -          0.20%               3/1/02
                    With Sales Charge    -0.66%       -0.63%          -           -          0.20%

FUND YIELDS(6)
AS OF APRIL 30, 2005

                         7-Day              7-Day
                     Simple Yield      Effective Yield
                    (Class A Shares)  (Class A Shares)
                    ----------------  ----------------
MONEY MARKET FUND      2.25%             2.28%

Fund yields(6) as of 3/31/05:

Class A Shares: 2.10% (7-day simple yield), 2.12% (7-day effective yield)

PORTFOLIO COMPOSITION(5)
AS OF APRIL 30, 2005

Corporate Bonds and Notes                   36%
Taxable Municipal Bonds                     28%
Medium Term Notes                           15%
Commercial Paper (Domestic and Yankee)       6%
U.S. Government Agency Obligations           4%
Certificates of Deposit (Yankee)             3%
Other                                        8%

4 The S&P 500 is a broad-based index intended to represent the U.S. equity market. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Returns shown for the indices assume reinvestment of all dividends and distributions, and since-inception returns shown for the indices are calculated from 7/31/96. Indices are unmanaged, and individuals cannot invest directly in an index.

5  May not reflect the current portfolio composition.

6 The 7-day simple yield is calculated based on the income generated by an investment in the Fund over a 7-day period and is expressed as an annual percentage rate. The 7-day effective yield is calculated similarly to the 7-day simple yield but assumes that income earned from the Fund's investments is reinvested and compounded.

Expense Information

As a shareholder of the Flexible Income Portfolio, Conservative Balanced Portfolio, Balanced Portfolio, Conservative Growth Portfolio or Strategic Growth Portfolio ("the Portfolios") or the Money Market Fund (the "Fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares and, if applicable, contingent deferred sales charges on redemption of shares and (2) ongoing costs, including management fees, distribution and/or service fees, and other Portfolio or Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios or the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES:

The first section of the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio's and Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses (rather than each Portfolio's and Fund's actual rate of return). The hypothetical account values and expenses may not be used to estimate the actual ending balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios or the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of owning different funds. In addition, if these transactional costs were included, the cost shown would have been higher.

                                                                                              HYPOTHETICAL
                                                  ACTUAL EXPENSES                      (5% RETURN BEFORE EXPENSES)
                                      ----------------------------------------   ---------------------------------------
                                                                    EXPENSES                                  EXPENSES
                                       BEGINNING      ENDING       PAID DURING   BEGINNING       ENDING      PAID DURING
                                       ACCOUNT       ACCOUNT         PERIOD*      ACCOUNT        ACCOUNT       PERIOD*
                                        VALUE         VALUE        11/01/2004-     VALUE          VALUE      11/01/2004-    EXPENSE
                                      11/01/2004    04/30/2005     04/30/2005    11/01/2004    04/30/2005    04/30/2005      RATIO
                                      ----------    ----------    ------------   ----------    ----------    -----------    -------
Flexible Income Portfolio
Class A............................    $  1,000      $  1,010       $   4.98      $  1,000      $  1,020      $   5.01       1.00%
Class B............................       1,000         1,007           8.86         1,000         1,016          8.90       1.78%
Class C............................       1,000         1,008           8.76         1,000         1,016          8.80       1.76%
Conservative Balanced Portfolio
Class A............................    $  1,000      $  1,018       $   4.95      $  1,000      $  1,020      $   4.96       0.99%
Class B............................       1,000         1,014           8.89         1,000         1,016          8.90       1.78%
Class C............................       1,000         1,015           8.79         1,000         1,016          8.80       1.76%
Balanced Portfolio
Class A............................    $  1,000      $  1,026       $   4.72      $  1,000      $  1,020      $   4.71       0.94%
Class B............................       1,000         1,022           8.62         1,000         1,016          8.60       1.72%
Class C............................       1,000         1,023           8.53         1,000         1,016          8.50       1.70%
Conservative Growth Portfolio
Class A............................    $  1,000      $  1,032       $   4.89      $  1,000      $  1,020      $   4.86       0.97%
Class B............................       1,000         1,029           8.81         1,000         1,016          8.75       1.75%
Class C............................       1,000         1,029           8.65         1,000         1,016          8.60       1.72%
Strategic Growth Portfolio
Class A............................    $  1,000      $  1,036       $   5.10      $  1,000      $  1,020      $   5.06       1.01%
Class B............................       1,000         1,032           9.02         1,000         1,016          8.95       1.79%
Class C............................       1,000         1,032           8.87         1,000         1,016          8.80       1.76%
Money Market Fund
Class A............................    $  1,000      $  1,009       $   2.99      $  1,000      $  1,022      $   3.01       0.60%
Class B............................       1,000         1,003           8.44         1,000         1,016          8.50       1.70%
Class C............................       1,000         1,003           8.44         1,000         1,016          8.50       1.70%
Class I............................       1,000         1,009           2.69         1,000         1,022          2.71       0.54%

* Expenses are equal to each Portfolio's or Fund annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days in the most recent fiscal half-year, divided by 365 days in the year (to reflect the one-half year period).

The following table sets forth the estimated ongoing aggregate expenses of the Portfolios, including expenses of the Underlying Funds, based upon expenses shown in the table on the prior page for each Portfolio and corresponding expenses for each Underlying Fund's Class I shares. These estimates assume a constant allocation by each Portfolio of its assets among the Underlying Funds identical to the actual allocation of the Portfolio at April 30, 2005. A Portfolio's actual aggregate expenses may be higher as a result of changes in the allocation of the Portfolio's assets among the Underlying Funds, the expenses of the Underlying Funds and/or the Portfolio's own expenses.

                                                                                              HYPOTHETICAL
                                                  ACTUAL EXPENSES                      (5% RETURN BEFORE EXPENSES)
                                      ----------------------------------------   ---------------------------------------
                                                                    ESTIMATED                                 ESTIMATED
                                                                    AGGREGATE                                 AGGREGATE
                                                                    EXPENSES                                  EXPENSES
                                       BEGINNING      ENDING       PAID DURING   BEGINNING       ENDING      PAID DURING   ESTIMATED
                                       ACCOUNT       ACCOUNT         PERIOD*      ACCOUNT        ACCOUNT       PERIOD*     AGGREGATE
                                        VALUE         VALUE        11/01/2004-     VALUE          VALUE      11/01/2004-    EXPENSE
                                      11/01/2004    04/30/2005     04/30/2005    11/01/2004    04/30/2005    04/30/2005      RATIO
                                      ----------    ----------    ------------   ----------    ----------    -----------   ---------
Flexible Income Portfolio
Class A............................    $  1,000      $  1,010       $   7.88      $  1,000      $  1,017      $    7.90      1.58%
Class B............................       1,000         1,007          11.75         1,000         1,013          11.78      2.36%
Class C............................       1,000         1,008          11.65         1,000         1,013          11.68      2.34%
Conservative Balanced Portfolio
Class A............................    $  1,000      $  1,018       $   8.06      $  1,000      $  1,017      $    8.05      1.61%
Class B............................       1,000         1,014          11.99         1,000         1,013          11.98      2.40%
Class C............................       1,000         1,015          11.89         1,000         1,013          11.88      2.38%
Balanced Portfolio
Class A............................    $  1,000      $  1,026       $   8.09      $  1,000      $  1,017      $    8.05      1.61%
Class B............................       1,000         1,022          11.98         1,000         1,013          11.93      2.39%
Class C............................       1,000         1,023          11.89         1,000         1,013          11.83      2.37%
Conservative Growth Portfolio
Class A............................    $  1,000      $  1,032       $   8.31      $  1,000      $  1,017      $    8.25      1.65%
Class B............................       1,000         1,029          12.23         1,000         1,013          12.13      2.43%
Class C............................       1,000         1,029          12.07         1,000         1,013          11.98      2.40%
Strategic Growth Portfolio
Class A............................    $  1,000      $  1,036       $   8.73      $  1,000      $  1,016      $    8.65      1.73%
Class B............................       1,000         1,032          12.65         1,000         1,012          12.52      2.51%
Class C............................       1,000         1,032          12.50         1,000         1,012          12.37      2.48%

* Expenses are equal to each Portfolio's estimated aggregate annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days in the most recent fiscal half year, divided by 365 days in the year (to reflect the one-half year half-year period).

Financial Statements:
Portfolios of Investments

FLEXIBLE INCOME PORTFOLIO
April 30, 2005 (unaudited)

                                                          VALUE
   SHARES                                                 (000s)
   ------                                               -----------
INVESTMENT COMPANY SECURITIES - 99.9%

 EQUITY FUNDS - 23.4%

   1,918,936  WM Equity Income Fund..................   $    36,479

   2,941,645  WM Growth & Income Fund ...............        71,129

   3,334,017  WM Growth Fund.........................        50,744

   1,636,948  WM Mid Cap Stock Fund..................        28,843

     633,041  WM REIT Fund...........................        10,160

     691,808  WM Small Cap Growth Fund+..............         8,419

     886,232  WM Small Cap Value Fund................        10,387

     270,163  WM West Coast Equity Fund..............         9,547
                                                        -----------

              Total Equity Funds
                (Cost $183,225)......................       225,708
                                                        -----------

 FIXED INCOME FUNDS - 76.5%

   8,170,564  WM High Yield Fund.....................        65,528

  25,251,512  WM Income Fund.........................       234,334

  49,015,109  WM Short Term Income Fund..............       114,695

  29,897,464  WM U.S. Government Securities Fund.....       321,697
                                                        -----------

              Total Fixed Income Funds
                (Cost $736,613)......................       736,254
                                                        -----------

              Total Investment Company Securities
               (Cost $919,838).......................       961,962
                                                        -----------

   PRINCIPAL
    AMOUNT
   (000s)
-------------
REPURCHASE AGREEMENT - 0.3%

  (Cost $2,616)

$    2,616   Agreement with Morgan Stanley,
              2.850% dated 04/29/2005, to be
              repurchased at $2,617,000 on
              05/02/2005 (Collateralized by
              U.S. Treasury Note, 2.000% due
              07/15/2014, market value
              $2,701,000)......................                2,616
                                                           ---------

TOTAL INVESTMENTS (Cost $922,454*).............    100.2%    964,578

OTHER ASSETS (LIABILITIES) (NET)...............     (0.2)     (1,810)
                                                   -----   ---------

NET ASSETS.....................................    100.0%  $ 962,768
                                                   =====   =========

----------

* Aggregate cost for federal tax purposes.

+ Non-income producing security.

CONSERVATIVE BALANCED PORTFOLIO
April 30, 2005 (unaudited)

                                                          VALUE
   SHARES                                                 (000s)
   ------                                               -----------
INVESTMENT COMPANY SECURITIES - 99.6%

 EQUITY FUNDS - 40.4%

   2,005,912  WM Equity Income Fund..................   $    38,132

   2,210,389  WM Growth & Income Fund................        53,447

   2,836,307  WM Growth Fund.........................        43,169

   2,298,778  WM International Growth Fund...........        22,275

   1,175,619  WM Mid Cap Stock Fund..................        20,714

     711,406  WM REIT Fund...........................        11,418

     400,474  WM Small Cap Growth Fund+..............         4,874

     733,934  WM Small Cap Value Fund................         8,602

     441,859  WM West Coast Equity Fund..............        15,615
                                                        -----------

              Total Equity Funds
                (Cost $188,147)......................       218,246
                                                        -----------

 FIXED INCOME FUNDS - 59.2%

   3,845,944  WM High Yield Fund.....................        30,844

  10,997,268  WM Income Fund.........................       102,055

  13,387,390  WM Short Term Income Fund..............        31,327

  14,511,276  WM U.S. Government Securities Fund.....       156,141
                                                        -----------

              Total Fixed Income Funds
                (Cost $321,358)......................       320,367
                                                        -----------

              Total Investment Company Securities
                (Cost $509,505)......................       538,613
                                                        -----------

   PRINCIPAL
    AMOUNT
   (000s)
-------------
REPURCHASE AGREEMENT - 0.3%

  (Cost $1,427)

$    1,427   Agreement with Morgan Stanley,
              2.850% dated 04/29/2005, to be
              repurchased at $1,427,000 on
              05/02/2005 (Collateralized by
              U.S. Treasury Note, 2.000% due
              07/15/2014, market value
              $1,473,000)......................                 1,427
                                                            ---------

TOTAL INVESTMENTS (Cost $510,932*).............     99.9%     540,040

OTHER ASSETS (LIABILITIES) (NET)...............      0.1          532
                                                  ------    ---------

NET ASSETS.....................................    100.0%   $ 540,572
                                                  ======    =========

----------

*  Aggregate cost for federal tax purposes.

+  Non-income producing security.

                       See Notes to Financial Statements.

Portfolios of Investments

BALANCED PORTFOLIO
April 30, 2005 (unaudited)

                                                                    VALUE
    SHARES                                                          (000S)
  ----------                                                      ----------
INVESTMENT COMPANY SECURITIES - 98.3%

  EQUITY FUNDS - 62.5%

  21,849,024 WM Equity Income Fund........................        $  415,350
  23,690,078 WM Growth & Income Fund......................           572,826
  31,940,509 WM Growth Fund...............................           486,135
  23,080,030 WM International Growth Fund.................           223,645
  12,777,806 WM Mid Cap Stock Fund........................           225,145
   7,875,739 WM REIT Fund.................................           126,406
   5,141,581 WM Small Cap Growth Fund+....................            62,573
   8,704,828 WM Small Cap Value Fund......................           102,021
   5,173,783 WM West Coast Equity Fund....................           182,841
                                                                  ----------
             Total Equity Funds
                 (Cost $2,092,950)........................         2,396,942
                                                                  ----------

  FIXED INCOME FUNDS - 35.8%

  23,208,912 WM High Yield Fund...........................           186,135
  47,178,111 WM Income Fund...............................           437,813
  16,271,142 WM Short Term Income Fund....................            38,074
  66,070,345 WM U.S. Government Securities Fund...........           710,917
                                                                  ----------

              Total Fixed Income Funds
                 (Cost $1,367,582)........................         1,372,939
                                                                  ----------

              Total Investment Company Securities
                 (Cost $3,460,532)........................         3,769,881
                                                                  ----------

  PRINCIPAL
   AMOUNT
   (000S)
  ---------
REPURCHASE AGREEMENT - 1.8%
  (Cost $71,479)
$ 71,479 Agreement with Morgan Stanley,
             2.850% dated 04/29/2005, to be
             repurchased at $71,496,000 on
             05/02/2005 (Collateralized by
             U.S. Treasury Note, 2.000% due
             07/15/2014, market value
             $73,805,000).........................                    71,479
                                                                 -----------
TOTAL INVESTMENTS (Cost $3,532,011*)..............   100.1%        3,841,360

OTHER ASSETS (LIABILITIES) (NET)..................    (0.1)           (4,862)
                                                     -----       -----------
NET ASSETS .......................................   100.0%      $ 3,836,498
                                                     =====       ===========

----------
* Aggregate cost for federal tax purposes.

+ Non-income producing security.

CONSERVATIVE GROWTH PORTFOLIO
April 30, 2005 (unaudited)

                                                                   VALUE
    SHARES                                                         (000S)
  ----------                                                     -----------
INVESTMENT COMPANY SECURITIES - 100.0%

  EQUITY FUNDS - 82.9%

  20,445,319 WM Equity Income Fund ......................        $   388,665
  25,079,355 WM Growth & income fund ....................            606,419
  33,709,529 WM Growth Fund .............................            513,059
  24,384,076 WM International Growth Fund ...............            236,282
  13,393,121 WM Mid Cap Stock Fund ......................            235,987
   8,020,248 WM REIT Fund ...............................            128,725
   5,643,271 WM Small Cap Growth Fund+...................             68,679
   9,593,676 WM Small Cap Value Fund ....................            112,438
   5,684,141 WM West Coast Equity Fund ..................            200,877
                                                                 -----------

             Total Equity Funds
                (Cost $2,221,547) ......................           2,491,131
                                                                 -----------

FIXED INCOM FUNDS - 17.1%

  14,573,615 WM High Yield Fund..........................            116,880
  12,880,318 WM Income Fund..............................            119,529
  25,590,201 WM U.S. Government Securities Fund..........            275,351
                                                                 -----------
             Total Fixed Income Funds
                 (Cost $504,284).........................            511,760
                                                                 -----------

             Total Investment Company Securities
                (Cost $2,725,831)........................          3,002,891
                                                                 -----------

PRINCIPAL
  AMOUNT
  (000S)
---------
REPURCHASE AGREEMENT - 0.1%
  (Cost $2,919)
$ 2,919 Agreement with Morgan Stanley,
            2.850% dated 04/29/2005, to be
            repurchased at $2,920,000 on
            05/02/2005 (Collateralized by
            U.S. Treasury Note, 2.000% due
            07/15/2014, market value
            $3,014,000)..........................                  2,919
                                                              ----------

TOTAL INVESTMENTS (Cost $2,728,750*).............   100.1%     3,005,810

OTHER ASSETS (LIABILITIES) (NET).................    (0.1)        (1,949)
                                                    -----     ----------
NET ASSETS.......................................   100.0%    $3,003,861
                                                    =====     ==========

----------
* Aggregate cost for federal tax purposes.

+ Non-income producing security.

                       See Notes to Financial Statements.

Portfolio of Investments

STRATEGIC GROWTH PORTFOLIO
April 30, 2005 (unaudited)

                                                               VALUE
    SHARES                                                     (000S)
  ----------                                                 ----------
INVESTMENT COMPANY SECURITIES - 99.9%

  EQUITY FUNDS - 95.0%

  12,373,407  WM Equity Income Fund.......................   $  235,218
  17,443,552  WM Growth & Income Fund.....................      421,785
  20,529,085  WM Growth Fund..............................      312,453
  16,794,818  WM International Growth Fund................      162,742
  10,687,161  WM Mid Cap Stock Fund.......................      188,308
   4,771,189  WM REIT Fund ...............................       76,578
   3,992,312  WM Small Cap Growth Fund+...................       48,586
   6,180,602  WM Small Cap Value Fund.....................       72,437
   4,246,809  WM West Coast Equity Fund...................      150,082
                                                             ----------

              Total Equity Funds
                 (Cost $1,532,792)........................    1,668,189
                                                             ----------

  FIXED INCOME FUND - 4.9%

  10,709,849  WM High Yield Fund..........................       85,893
                                                             ----------

              Total Fixed Income Funds
                 (Cost $84,803)...........................       85,893
                                                             ----------

              Total Investment Company Securities
                 (Cost$l,617,595).........................    1,754,082
                                                             ----------

  PRINCIPAL
   AMOUNT
   (000S)
  ----------
REPURCHASE AGREEMENT - 0.0%++
  (Cost $518)
$ 518          Agreement with Morgan Stanley,
                  2.850% dated 04/29/05, to be
                  repurchased at $518,000 on
                  05/02/2005 (Collateralized by
                  U.S. Treasury Note, 2.000% due
                  07/15/2014, market value
                  $535,000)...............................                        518
                                                                           ----------
TOTAL INVESTMENTS (Cost $1,618,113*)......................           99.9%  1,754,600

OTHER ASSETS (LIABILITIES) (NET)..........................            0.1       1,706
                                                                    -----  ----------
NET ASSETS................................................          100.0% $1,756,306
                                                                    =====  ==========

----------
 * Aggregate cost for federal tax purposes.

 + Non-income producing security.

++ Amount represents less than 0.1% of the total net assets of the Portfolio.

                         See Notes to Financial Statements.

Portfolio of Investments

MONEY MARKET FUND
April 30, 2005 (unaudited)

   PRINCIPAL
     AMOUNT                                                                     VALUE
     (000S)                                                                    (000S)
-----------------                                                             ---------
COMMERCIAL PAPER (DOMESTIC) - 4.8%

                         Cooperative Association of Tractor
                            Dealers Inc.:

$          10,200           Series A,
                            2.850% due 07/19/2005+++ ..............           $  10,137

                            Series B:
            6,000           2.770% due 05/31/2005+++ ..............               5,987
            6,100           2.860% due 06/28/2005+++ ..............               6,072

           10,000        Morgan Stanley,
                            3.000% due 06/20/2005+++ ..............               9,959
                                                                              ---------
                         Total Commercial Paper (Domestic)
                            (Cost $32,155) ........................              32,155
                                                                              ---------
COMMERCIAL PAPER (YANKEE) - 1.5%
    (Cost $9,999)

           10,000        American Honda Finance Corporation,
                            2.710% due 05/03/2005+++ ..............               9,999
                                                                              ---------
CERTIFICATES OF DEPOSIT (YANKEE) - 3.1%

                         Canadian Imperial Bank of Commerce, Note:
           16,000           2.820% due 11/28/2005++ ...............              15,995
            5,000           3.004% due 04/28/2006++ ...............               4,999
                                                                              ---------
                         Total Certificates of Deposit (Yankee)
                            (Cost $20,994) ........................              20,994
                                                                              ---------
MEDIUM TERM NOTES - 15.1%

                         American Honda Finance Corporation:
           13,000           3.040% due 03/13/2006++** .............              13,009
           10,000           3.080% due 07/11/2005++** .............              10,000

            3,400        Bank One Corporation, Note, Series C,
                            3.361% due 07/25/2005++ ...............               3,402

            8,000        Caterpillar Financial Service
                            Corporation, Note, Series F,
                            3.153% due 04/07/2006++ ...............               8,004

                         General Electric Capital Corporation,
                            Series A:
           10,200           2.870% due 05/12/2005++ ...............              10,200
            4,850           2.950% due 02/03/2006++ ...............               4,859
           12,000           3.090% due 03/29/2006++ ...............              12,005

            5,000        J.P. Morgan Chase & Company, Sr. Note,
                            Series C,
                            3.120% due 05/20/2005++ ...............               5,000

                         Merrill Lynch & Company, Inc., Note:
           10,000           3.280% due 07/11/2005++ ...............              10,004

           19,522           Series B,
                            3.400% due 06/13/2005++ ...............              19,531

            5,000        National City Bank, Note,
                            2.820% due 05/19/2005++ ...............               5,000
                                                                              ---------
                         Total Medium Term Notes
                            (Cost $101,014) .......................             101,014
                                                                              ---------

CORPORATE BONDS AND NOTES - 35.9%

            1,153        2440 LLC, Note,
                            (LOC: Fifth Third Bank),
                            3.060% due 05/01/2024+** .............                1,153

            6,500        2880 Stevens Creek LLC, Bond,
                            (LOC: Bank of the West),
                            3.100% due 11/01/2033+ ................               6,500

            2,885        ASSK Properties LC, Note,
                            (LOC: Wells Fargo Bank),
                            3.170% due 12/01/2017+ ................               2,885

            5,950        Associates Corporation NA, Sr. Note,
                            6.200% due 05/16/2005 .................               5,958

            1,750        Avatar Corporation, Note,
                            (LOC: Fifth Third Bank),
                            3.060% due 05/01/2039+** ..............               1,750

            1,000        Banaba Properties LLC, Note,
                            (LOC: Fifth Third Bank),
                            3.060% due 03/01/2020+ ................               1,000

           21,850        Bank One Corporation, Note,
                            7.625% due 08/01/2005 .................              22,101

            1,300        Bedford Hills Golf Club, Note,
                            (LOC: Fifth Third Bank),
                            3.060% due 04/01/2013+ ................               1,300

            2,405        Boardwalk Enterprises, Note,
                            (LOC: Fifth Third Bank),
                            3.060% due 04/01/2024+** ..............               2,405

            1,450        Brookville Enterprises, Note,
                            (LOC: Fifth Third Bank),
                            3.060% due 10/01/2025+ ................               1,450

            3,000        Campus Research Corporation, Note,
                            Series A, (LOC: Wells Fargo Bank),
                            3.220% due 06/01/2013+ ................               3,000

            3,800        Chatham Capital Corporation, Note,
                            (LOC: Fifth Third Bank),
                            3.010% due 11/01/2028+ ................               3,800

           14,000        Citigroup Inc., Note,
                            2.950% due 09/01/2005++ ...............              14,003

           12,315        Commercial Credit Corporation, Note,
                            (LOC: Citigroup),
                            6.500% due 06/01/2005 .................              12,359

            2,000        Community Housing Development,
                            Bond, (LOC: Wells Fargo Bank),
                            3.070% due 08/01/2024+ ................               2,000

            8,475        Corporate Finance Managers, Note,
                            (LOC: Wells Fargo Bank),
                            3.070% due 02/02/2043+ ................               8,475

            1,150        Corvasc Real Estate, Note,
                            (LOC: Fifth Third Bank),
                            3.060% due 05/01/2024+ ................               1,150

            1,000        Crestmont Nursing Home, Note,
                            (LOC: Fifth Third Bank),
                            3.010% due 03/01/2024+** ..............               1,000

            1,500        D & I Properties LLC, Bond,
                            (LOC: Wells Fargo Bank),
                            3.100% due 11/01/2034+ ................               1,500

                       See Notes to Financial Statements.

MONEY MARKET FUND
April 30, 2005 (unaudited)

   PRINCIPAL
     AMOUNT                                                                     VALUE
     (000S)                                                                    (000S)
-----------------                                                             ---------
CORPORATE BONDS AND NOTES - (CONTINUED)

$           1,600        DBSI First Mortgage 1998, Note,
                            (LOC: U.S. Bank),
                            3.100% due 07/01/2023+ ................           $   1,600

              200        Derby Fabricating LLC, Bond,
                            (LOC: Fifth Third Bank),
                            3.060% due 06/01/2024+ ................                 200

            1,000        Elmhurst Memorial Healthcare, Note,
                            (LOC: Fifth Third Bank),
                            3.030% due 01/01/2034+** ..............               1,000

           27,131        Everett Clinic, P.S., Bond,
                            (LOC: Bank of America),
                            3.070% due 05/01/2022+ ................              27,131

              800        Exal Corporation, Note,
                            (LOC: Fifth Third Bank),
                            3.060% due 03/01/2009+ ................                 800

              950        Family Express LLC, Note,
                            (LOC: Fifth Third Bank),
                            3.010% due 04/01/2028+ ................                 950

            1,100        Fifth Third Bank, Note,
                            (LOC: Fifth Third Bank),
                            3.060% due 06/01/2018+** ..............               1,100

            7,490        Foster Schweihofer Real Estate Holdings
                            Company, LLC, Note,
                            (LOC: Fifth Third Bank),
                            3.010% due 09/20/2033+ ................               7,490

            1,630        Gold Key Processing Limited, Note,
                            (LOC: Fifth Third Bank),
                            3.060% due 07/01/2024+ ................               1,630

            2,000        Gulf Gate Apartments, Bond,
                            (LOC: Wells Fargo Bank),
                            3.070% due 09/01/2028+** ..............               2,000

              900        Henderson Regional Authority, Bond,
                            (LOC: Fifth Third Bank),
                            3.060% due 07/01/2023+ ................                 900

            4,600        Iowa 80 Group Inc., Note,
                            (LOC: Wells Fargo Bank),
                            3.010% due 06/01/2016+ ................               4,600

            1,000        ISO Building LLC, Note,
                            (LOC: Fifth Third Bank),
                            3.060% due 03/01/2023+** ..............               1,000

            1,000        JUL-Mark Investments LLC, Note,
                            (LOC: Fifth Third Bank),
                            3.060% due 10/01/2025+** ..............               1,000

            2,038        KAT LLC, Note,
                            (LOC: Fifth Third Bank),
                            3.060% due 06/01/2029+ ................               2,038

            1,880        KL Morris Family LP, Note,
                            (LOC: Fifth Third Bank),
                            3.060% due 02/01/2020+ ................               1,880

            1,500        LAL Holding Company, Note,
                            (LOC: Fifth Third Bank),
                            3.060% due 08/01/2019+ ................               1,500

              955        Lauren Company LLC, Bond,
                            (LOC: Wells Fargo Bank),
                            3.070% due 07/01/2033+** ..............                 955

            1,000        Lee Family Partnership, Note,
                            (LOC: Fifth Third Bank),
                            3.060% due 06/01/2034+ ................               1,000

            2,200        Lincoln Parkway LLC, Note,
                            (LOC: Fifth Third Bank),
                            3.060% due 06/01/2044+ ................               2,200

            1,800        Marsh Enterprises LLC, Note,
                            (LOC: Fifth Third Bank),
                            3.010% due 01/01/2028+ ................               1,800

              900        Martin Road Investments, Bond,
                            (LOC: Fifth Third Bank),
                            3.060% due 10/01/2027+ ................                 900

            2,400        Medical Properties Inc., Revenue Bonds,
                            (Dakota Clinic Ltd. Project),
                            (LOC: ABN AMRO Bank NV),
                            2.870% due 12/15/2024+ ................               2,400

                         Michigan Equity Group, Note,
                            (LOC: Fifth Third Bank):

              900           3.060% due 04/01/2034+ ................                 900

            2,530           Series B,
                            3.060% due 04/01/2034+** ..............               2,530

            3,220        Morgan Stanley Dean Witter, Note,
                            7.750% due 06/15/2005 .................               3,238

            2,300        NO S Properties LLC, Note,
                            (LOC: Fifth Third Bank),
                            3.060% due 08/01/2024+ ................               2,300

            4,500        Pineview Estates LC, Note,
                            (LOC: Fifth Third Bank),
                            3.010% due 01/01/2023+ ................               4,500

           14,028        Portland Clinic LLP, Bond,
                            (LOC: U.S.Bank),
                            2.870% due 11/20/2027+ ................              14,028

            1,000        R.O. Davis Real Estate, Note,
                            (LOC: Fifth Third Bank),
                            3.060% due 04/01/2023+ ................               1,000

            1,610        Realty Holding Company LLC, Note,
                            (LOC: Fifth Third Bank),
                            3.060% due 05/01/2024+** ..............               1,610

            3,750        Robert C. Fox, Jr., Note,
                            (LOC: Comerica Bank),
                            3.100% due 06/01/2033+ ................               3,750

            4,600        Rockwood Quarry LLC, Note,
                            (LOC: Fifth Third Bank),
                            3.010% due 12/01/2022+ ................               4,600

            1,400        Sanders CRS Exchange LLC, Note,
                            (LOC: Wells Fargo Bank),
                            3.300% due 10/01/2023+** ..............               1,400

            1,000        SJD Service Company LLC, Note,
                            (LOC: Fifth Third Bank),
                            3.060% due 10/01/2023+ ................               1,000

            1,000        Skeletal Properties, Note,
                            (LOC: Fifth Third Bank),
                            3.060% due 11/01/2014+ ................               1,000

            3,000        SouthTrust Bank NA, Note,
                            2.810% due 05/02/2005++ ...............               3,000

                       See Notes to Financial Statements.

MONEY MARKET FUND
April 30, 2005 (unaudited)

    PRINCIPAL
     AMOUNT                                                                     VALUE
     (000S)                                                                    (000S)
-----------------                                                             ---------
CORPORATE BONDS AND NOTES - (CONTINUED)

$           1,250        Spartan Medical Facility, Note,
                            (LOC: Fifth Third Bank),
                            3.060% due 12/01/2026+** ..............           $   1,250

            3,000        Stephens & Stephens XI, Bond,
                            (LOC: Bank of the West),
                            3.100% due 11/01/2034+ ................               3,000

            2,800        Tacoma Goodwill Industries, Bond,
                            (LOC: Bank of America),
                            3.020% due 02/01/2023+ ................               2,800

            2,000        Titan Holdings Group LLC, Note,
                            (LOC: Fifth Third Bank),
                            3.060% due 05/01/2012+ ................               2,000

            1,125        United Transportation Union, Bond,
                            (LOC: Fifth Third Bank),
                            3.060% due 06/01/2009+ ................               1,125

            8,228        Wachovia Corporation, Sr. Note,
                            7.550% due 08/18/2005 .................               8,338

            1,393        Watts Brothers Frozen Foods, Bond,
                            (LOC: U.S. Bank),
                            3.100% due 07/01/2013+ ................               1,393

           13,000        Wells Fargo Company, Note,
                            3.030% due 03/03/2006+ ................              13,015

            2,260        Westgate Investment Fund, Bond,
                            (LOC: Wells Fargo Bank),
                            3.070% due 02/01/2012+ ................               2,260
                                                                              ---------
                         Total Corporate Bonds and Notes
                            (Cost $239,900) .......................             239,900
                                                                              ---------
TAXABLE MUNICIPAL BONDS - 28.6%

            2,000        ABAG, California, Finance Authority
                            for Nonprofit Corporations, Revenue
                            Bonds, (Public Policy Institute of
                            California Project), Series B,
                            (LOC: Bank of New York),
                            3.100% due 11/01/2031+ ................               2,000

            6,940        Acworth, Georgia, Downtown
                            Development Authority, IDR, (City of
                            Acworth Cable Fiber Optic Project),
                            (AMBAC Insured),
                            3.020% due 01/01/2017+ ................               6,940

            1,300        California Statewide Communities
                            Development Authority, MFHR,
                            (Pavilions at Sunrise Apartments),
                            Series M-T, (FNMA Collateral),
                            2.970% due 08/15/2034+ ................               1,300

            2,085        Collier County, Florida, MFHR,
                            (Brittany Bay Apartments Project),
                            Series B, (FNMA Collateral),
                            3.050% due 07/15/2034+ ................               2,085

            1,225        Colorado Housing & Finance Authority,
                            Economic Development Revenue,
                            (G.A. Wright Asset Management,
                            LLC Project), (LOC: Wells Fargo Bank),
                            3.070% due 04/01/2029+ ................               1,225

           25,000        Connecticut State Housing Finance
                            Authority, Housing Revenue,
                            (Housing Mortgage Finance Program),
                            Subseries B-6, (AMBAC Insured),
                            3.050% due 11/15/2027+ ................              25,000

                         Fairfield California Pension Obligation,
                            Revenue Bonds, Series A-2,
                            (LOC: Landesbank Hessen-Thuringen):
            5,000           3.100% due 06/01/2034+ ................               5,000
            2,000           3.100% due 06/01/2034+ ................               2,000

            4,250        Four Dam Pool Power Agency,Alaska,
                            Electric Revenue, Series B,
                            (LOC: Dexia Bank),
                            3.020% due 07/01/2026+ ................               4,250

              200        Illinois Health Facilities Authority,
                            Health Care Revenue, (West Suburban
                            Hospital Medical Center Project),
                            Series B, (LOC:American National
                            Bank),
                            2.850% due 07/01/2024+ ................                 200

            4,000        Kansas City, Missouri, Tax Increment
                            Financing Commission, Tax
                            Increment Revenue, (909 Walnut
                            Parking Facility Project), (AMBAC
                            Insured),
                            3.050% due 02/01/2024+ ................               4,000

            2,900        Kern Water Bank Authority, California,
                            Water Revenue, Series B,
                            (LOC: Wells Fargo Bank),
                            3.070% due 07/01/2028+ ................               2,900

            2,600        Kit Carson County, Colorado,
                            Agricultural Development Revenue,
                            (Midwest Farms LLC),
                            (LOC: Wells Fargo Bank),
                            3.050% due 06/01/2027+ ................               2,600

            3,000        Long Beach, California, Revenue Bonds,
                            (Long Beach Towne Center Site
                            Refinancing Project), Series A,
                            (LOC: Allied Irish Bank PLC),
                            3.100% due 11/01/2030+ ................               3,000

            2,450        Massachusetts State Development
                            Finance Agency, Solid Waste
                            Disposal Revenue, (The Newark
                            Group Project), Series D,
                            (LOC: JPMorgan Chase Bank),
                            3.020% due 07/01/2016+ ................               2,450

            2,000        Memorial Health System, Illinois,
                            Health Care Revenue,
                            (LOC: Bank One NA),
                            3.050% due 10/01/2024+ ................               2,000

            3,005        Michigan State Strategic Fund, Limited
                            Obligation Revenue, (Environmental
                            Research Institute of Michigan
                            Project), Series B, (LOC: Fifth Third
                            Bank), 3.010% due 10/01/2025+ .........               3,005

                       See Notes to Financial Statements.

MONEY MARKET FUND
April 30, 2005 (unaudited)

    PRINCIPAL
     AMOUNT                                                                     VALUE
     (000S)                                                                    (000S)
-----------------                                                             ---------
TAXABLE MUNICIPAL BONDS - (CONTINUED)

$           1,000        Montrose County, Colorado, Economic
                            Development Revenue, (Gordon
                            Development Project), Series A,
                            (LOC: Wells Fargo Bank),
                            3.070% due 06/01/2010+ ................           $   1,000

            4,110        New Hampshire State Housing Finance
                            Authority, MFHR, (Pheasant Run
                            Properties Limited Partnership
                            Project), (FNMA Collateral),
                            2.850% due 04/15/2016+ ................               4,110

           20,000        New York City, GO, Subseries A-11,
                            (FGIC Insured),
                            3.050% due 11/01/2020+ ................              20,000

           28,000        New York State Housing Finance Agency,
                            Housing Revenue, (900 8th Avenue
                            Housing Project), Series B,
                            (LOC: KeyBank National Association),
                            2.850% due 11/01/2035+ ................              28,000

            4,800        New York State Housing Finance Agency,
                            Housing Revenue, (West 33rd Street
                            Project), Series B, (FNMA Collateral),
                            2.950% due 11/15/2036+ ................               4,800

            6,685        North Carolina Capital Facilities Finance
                            Agency, College & University
                            Revenue, (Wolfpack Towers Project),
                            Series B, (LOC: Bank of America),
                            3.020% due 09/01/2018+ ................               6,685
                         Orange County, Florida, Housing Finance
                            Authority, MFHR, Series B:

            2,320           (Northbridge At Millenia - Phase II
                            Project), (LOC: SouthTrust Bank),
                            3.080% due 09/15/2036+ ................               2,320

            1,550           (The Landings on Millenia Blvd.
                            Apartments), (FNMA Collateral),
                            2.860% due 08/15/2035+ ................               1,550

            2,375        Plymouth, Minnesota, Health Facilities
                            Revenue, (Westhealth Project),
                            Series B, (FSA Insured),
                            3.050% due 06/01/2024+ ................               2,375

            3,200        Richmond, California, MFHR, (Bay Cliff
                            Apartments Project), Series B,
                            (FNMA Collateral),
                            2.960% due 08/15/2037+ ................               3,200

            5,250        Santa Rosa, California, Pension
                            Obligation, Revenue Bonds, Series A,
                            (LOC: Landesbank Hessen-Thuringen),
                            3.100% due 09/01/2024+ ................               5,250

            2,800        Savannah College of Art & Design, Inc.,
                            Georgia, Revenue Bonds,
                            (LOC: Bank of America),
                            3.060% due 04/01/2024+ ................               2,800

           10,200        South Fulton, Georgia, Municipal
                            Regional Jail Authority, Lease
                            Revenue, (Union City Justice Center
                            Project), (MBIA Insured),
                            3.060% due 11/01/2017+ ................              10,200

            5,750        Union County Improvement Authority,
                            New Jersey, Revenue Bonds, (Cedar
                            Glen Housing Corporation - Hanover
                            Township Housing Project), Series B,
                            (FNMA Collateral),
                            2.950% due 12/15/2014+ ................               5,750

            7,000        Utah Telecommunication Open
                            Infrastructure Agency,
                            Telecommunications Revenue,
                            (LOC: Bank of America),
                            3.020% due 07/01/2026+ ................               7,000

            3,600        Val Verde Unified School District,
                            California, COP, (Land Bank Program),
                            Series B, (LOC: Bank of America),
                            3.020% due 09/01/2010+ ................               3,600

                         Washington State Housing Finance
                            Commission, MFHR, Series B:

            1,810           (Boardwalk Apartments Project),
                            (FNMA Collateral),
                            2.950% due 09/01/2028+ ................               1,810

              975           (Oxford Square Project),
                            (LOC: U.S. Bank),
                            3.100% due 12/01/2028+ ................                 975

            2,020           (Queen Anne Project),
                            (LOC: Bank of America),
                            2.970% due 12/01/2040+ ................               2,020

            5,250           (Silver Creek Apartment Project),
                            2.960% due 12/20/2037+ ................               5,250

            2,730           (Washington Terrace Senior
                            Apartments Project),
                            (FNMA Collateral),
                            2.960% due 09/15/2037+ ................               2,730
                                                                              ---------
                         Total Taxable Municipal Bonds
                            (Cost $191,380) .......................             191,380
                                                                              ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.7%

                         Federal National Mortgage Association, Note:
            5,000           1.610% due 05/13/2005 .................               5,000
            5,000           1.750% due 05/23/2005 .................               5,000
            5,000           1.800% due 05/27/2005 .................               5,000
           10,000           1.850% due 06/03/2005 .................              10,000
                                                                              ---------
                         Total U.S. Government Agency Obligations
                            (Cost $25,000) ........................              25,000
                                                                              ---------

                       See Notes to Financial Statements.

MONEY MARKET FUND
April 30, 2005 (unaudited)

    PRINCIPAL
     AMOUNT                                                                     VALUE
     (000S)                                                                    (000S)
-----------------                                                             ---------
FUNDING AGREEMENT - 4.8%
   (Cost $32,000)

$         32,000         New York Life Insurance,
                            2.780% due 08/03/2005*** . . . . . . .            $  32,000++
                                                                              ---------
REPURCHASE AGREEMENT - 3.0%
   (Cost $19,801)

          19,801         Agreement with Morgan Stanley,
                            2.850% dated 04/29/05, to be
                            repurchased at $19,806,000 on
                            05/02/2005 (Collateralized by
                            U.S. Treasury Note, 2.000% due
                            07/15/2014, market value
                            $20,445,000) ..........................              19,801
                                                                              ---------

TOTAL INVESTMENTS (Cost $672,243*) .......... 100.5%                            672,243

OTHER ASSETS (LIABILITIES) (NET) ............  (0.5)                             (3,216)
                                              -----                           ---------

NET ASSETS .................................  100.0%                          $ 669,027
                                              =====                           =========

-------------
  *   Aggregate cost for federal tax purposes.

 ** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

*** Security is restricted and illiquid. It was acquired on August 4, 2004, and has a value of $0.05 per Fund share at April 30, 2005.

  + Variable rate securities payable upon demand with not more than five business days notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at April 30, 2005.

 ++ Floating rate security whose interest rate is reset periodically based on an index.

+++   Rate represents discount rate on purchase date.

 ++ Represents fair value as determined in good faith under the direction of the Board of Trustees.

                   GLOSSARY OF TERMS

AMBAC           -- American Municipal Bond Assurance Corporation

COP             -- Certificate of Participation

FGIC            -- Federal Guaranty Insurance Corporation

FNMA            -- Federal National Mortgage Association

FSA             -- Financial Security Assurance

GO              -- General Obligation

IDR             -- Industrial Development Revenue

LOC             -- Letter of Credit

MBIA            -- Municipal Bond Investors Assurance

MFHR            -- Multi-family Housing Revenue

                       See Notes to Financial Statements.

Statements of Assets and Liabilities

April 30, 2005 (unaudited)

(In thousands)

                                                FLEXIBLE    CONSERVATIVE                CONSERVATIVE     STRATEGIC       MONEY
                                                 INCOME       BALANCED      BALANCED       GROWTH          GROWTH        MARKET
                                                PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO        FUND
                                              ------------  ------------  ------------  -------------  -------------  ------------
ASSETS:
Investments, at value (a) ..................  $    964,578  $    540,040  $  3,841,360  $  3,005,810   $  1,754,600   $    672,243
Cash .......................................            --            --            --            --             --             23
Dividends and/or interest receivable .......            --*           --*           11            --*            --*         3,187
Receivable for Portfolio/Fund shares sold ..         2,391         2,945        11,001         7,229          6,661            543
Prepaid expenses and other assets ..........            11             6            43            34             19             16
                                              ------------  ------------  ------------  ------------   ------------   ------------
    Total Assets ...........................       966,980       542,991     3,852,415     3,013,073      1,761,280        676,012
                                              ------------  ------------  ------------  ------------   ------------   ------------
LIABILITIES:
Payable for Portfolio/Fund shares
   redeemed ................................         2,345           959         7,861         4,138          2,772          6,464
Payable for investment securities
   purchased ...............................           616           827         3,479         1,419             --             --
Investment advisory fee payable ............           500           279         1,849         1,488            888            248
Shareholder servicing and distribution
   fees payable ............................           534           286         2,014         1,623            972             38
Transfer agent fees payable ................            47            23           150           123             80             26
Dividends payable ..........................            --            --            --            --             --             24
Due to custodian ...........................             3             2            16            15             11             --
Accrued printing and postage expenses ......           111            20           348           256            179            143
Accrued legal and audit fees ...............            28            21            69            58             39             28
Accrued expenses and other payables ........            28             2           131            92             33             14
                                              ------------  ------------  ------------  ------------   ------------   ------------
    Total Liabilities ......................         4,212         2,419        15,917         9,212          4,974          6,985
                                              ------------  ------------  ------------  ------------   ------------   ------------
NET ASSETS .................................  $    962,768  $    540,572  $  3,836,498  $  3,003,861   $  1,756,306   $    669,027
                                              ============  ============  ============  ============   ============   ============
(a) Investments, at cost ...................  $    922,454  $    510,932  $  3,532,011  $  2,728,750   $  1,618,113   $    672,243
                                              ============  ============  ============  ============   ============   ============
NET ASSETS CONSIST OF:
Undistributed net investment income/
   (accumulated net investment loss) .......  $      1,864  $        621  $        793  $     (1,976)  $     (4,615)  $         --
Accumulated net realized loss on
   investment transactions .................        (4,777)       (1,993)      (58,554)      (70,943)       (57,362)           (45)
Net unrealized appreciation
   of investments ..........................        42,124        29,108       309,349       277,060        136,487             --
Paid-in capital ............................       923,557       512,836     3,584,910     2,799,720      1,681,796        669,072
                                              ------------  ------------  ------------  ------------   ------------   ------------
    Total Net Assets .......................  $    962,768  $    540,572  $  3,836,498  $  3,003,861   $  1,756,306   $    669,027
                                              ============  ============  ============  ============   ============   ============

------------------
* Amount represents less than $500.

                       See Notes to Financial Statements.

April 30, 2005 (unaudited)

(In thousands)

                                                     FLEXIBLE    CONSERVATIVE                 CONSERVATIVE   STRATEGIC      MONEY
                                                      INCOME       BALANCED      BALANCED        GROWTH        GROWTH      MARKET
                                                    PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO      FUND
                                                    ----------   ------------   -----------   ------------   ---------   ----------
NET ASSETS:
Class A Shares ...................................  $  409,924   $    251,774   $ 1,835,566   $  1,371,995   $ 766,646   $  533,175
                                                    ==========   ============   ===========   ============   =========   ==========
Class B Shares ...................................  $  408,213   $    165,796   $ 1,392,519   $  1,025,909   $ 636,424   $   39,396
                                                    ==========   ============   ===========   ============   =========   ==========
Class C Shares ...................................  $  144,631   $    123,002   $   608,413   $    605,957   $ 353,236   $    7,023
                                                    ==========   ============   ===========   ============   =========   ==========
Class I Shares ...................................                                                                       $   89,433
                                                                                                                         ==========

SHARES OUTSTANDING:
Class A Shares ...................................      36,721         24,444       143,081         98,888      51,162      533,196
                                                    ==========   ============   ===========   ============   =========   ==========
Class B Shares ...................................      36,625         16,123       108,805         75,839      44,351       39,392
                                                    ==========   ============   ===========   ============   =========   ==========
Class C Shares ...................................      13,035         12,005        47,757         45,110      24,558        7,023
                                                    ==========   ============   ===========   ============   =========   ==========
Class I Shares ...................................                                                                           89,446
                                                                                                                         ==========

CLASS A SHARES:**
Net asset value per share of beneficial
   interest outstanding * ........................  $    11.16   $      10.30   $     12.83   $      13.87   $   14.98   $     1.00
                                                    ==========   ============   ===========   ============   =========   ==========
Maximum sales charge .............................        4.50%          5.50%         5.50%          5.50%       5.50%
                                                    ==========   ============   ===========   ============   =========
Maximum offering price per share of
   beneficial interest outstanding ...............  $    11.69   $      10.90   $     13.58   $      14.68   $   15.85
                                                    ==========   ============   ===========   ============   =========
CLASS B SHARES:**
Net asset value and offering price per share
   of beneficial interest outstanding * ..........  $    11.15   $      10.28   $     12.80   $      13.53   $   14.35   $     1.00
                                                    ==========   ============   ===========   ============   =========   ==========
CLASS C SHARES:**
Net asset value and offering price per share
   of beneficial interest outstanding * ..........  $    11.10   $      10.25   $     12.74   $      13.43   $   14.38   $     1.00
                                                    ==========   ============   ===========   ============   =========   ==========
CLASS I SHARES:**
Net asset value, offering and redemption
   price per share of beneficial interest
   outstanding ...................................                                                                       $     1.00
                                                                                                                         ==========

------------------
* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

** Net asset value and maximum offering price are not shown in thousands.

                       See Notes to Financial Statements.

Statements of Operations

For the Six Months Ended April 30, 2005 (unaudited)

(In thousands)

                                                     FLEXIBLE    CONSERVATIVE               CONSERVATIVE   STRATEGIC     MONEY
                                                       INCOME      BALANCED      BALANCED      GROWTH       GROWTH       MARKET
                                                     PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO      FUND
                                                     ---------   ------------   ---------   ------------   ---------   ----------
INVESTMENT INCOME:
Dividends from investment
   company securities ............................   $  19,728   $      9,563   $  55,972   $     36,307   $  18,189   $      --
Interest .........................................          23             14         829             40          29       8,054
                                                     ---------   ------------   ---------   ------------   ---------   ---------
    Total investment income ......................      19,751          9,577      56,801         36,347      18,218       8,054
                                                     ---------   ------------   ---------   ------------   ---------   ---------
EXPENSES:
Investment advisory fee ..........................       2,952          1,609      10,788          8,731       5,168       1,524
Custodian fees ...................................           3              2           1              1           1          13
Legal and audit fees .............................          23             18          60             50          34          23
Registration and filing fees .....................          71             48         169            136          91          32
Printing and postage expenses ....................         100             23         333            262         184         186
Other ............................................          78             43         303            250         159          52
Shareholder servicing and distribution fees:
    Class A Shares ...............................         481            289       2,127          1,614         879          --
    Class B Shares ...............................       2,040            819       6,955          5,188       3,220         216
    Class C Shares ...............................         666            548       2,752          2,787       1,632          32
Transfer agent fees:
    Class A Shares ...............................         100             59         425            407         300         151
    Class B Shares ...............................         164             76         588            499         381          36
    Class C Shares ...............................          45             35         171            198         140           5
                                                     ---------   ------------   ---------   ------------   ---------   ---------
       Total expenses ............................       6,723          3,569      24,672         20,123      12,189       2,270
Fees reduced by custodian credits ................          --*            --*         --*            --*         --*         (1)
                                                     ---------   ------------   ---------   ------------   ---------   ---------
       Net expenses ..............................       6,723          3,569      24,672         20,123      12,189       2,269
                                                     ---------   ------------   ---------   ------------   ---------   ---------
NET INVESTMENT INCOME ............................      13,028          6,008      32,129         16,224       6,029       5,785
                                                     ---------   ------------   ---------   ------------   ---------   ---------
NET REALIZED AND UNREALIZED
   GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investment
   transactions ..................................          19            (43)       (671)        (1,140)       (767)         --
Capital gain distributions received ..............       1,239          1,041      11,568         12,156       8,964          --
Net change in unrealized appreciation/
   depreciation of investments ...................      (6,740)           157      34,310         49,714      32,672          --
                                                     ---------   ------------   ---------   ------------   ---------   ---------
Net realized and unrealized gain/(loss) on
   investments ...................................      (5,482)         1,155      45,207         60,730      40,869          --
                                                     ---------   ------------   ---------   ------------   ---------   ---------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS .....................   $   7,546   $      7,163   $  77,336   $     76,954   $  46,898   $   5,785
                                                     =========   ============   =========   ============   =========   =========

---------------
* Amount represents less than $500.

                       See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended April 30, 2005 (unaudited)

(In thousands)

                                                 FLEXIBLE    CONSERVATIVE                 CONSERVATIVE    STRATEGIC       MONEY
                                                   INCOME      BALANCED       BALANCED       GROWTH        GROWTH         MARKET
                                                 PORTFOLIO    PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO        FUND
                                                 ---------   ------------   -----------   ------------   -----------   -----------
Net investment income ........................   $  13,028   $      6,008   $    32,129   $     16,224   $     6,029   $     5,785
Net realized gain/(loss) on investment
   transactions ..............................          19            (43)         (671)        (1,140)         (767)           --
Capital gain distributions received ..........       1,239          1,041        11,568         12,156         8,964            --
Net change in unrealized appreciation/
   depreciation of investments ...............      (6,740)           157        34,310         49,714        32,672            --
                                                 ---------   ------------   -----------   ------------   -----------   -----------
Net increase in net assets resulting
   from operations ...........................       7,546          7,163        77,336         76,954        46,898         5,785

Distributions to shareholders from:
   Net investment income:
      Class A Shares .........................      (6,236)        (3,202)      (18,707)       (11,899)       (1,610)       (4,720)
      Class B Shares .........................      (4,919)        (1,630)       (9,999)        (2,201)           --          (142)
      Class C Shares .........................      (1,682)        (1,137)       (4,097)        (2,378)           --           (22)
      Class I Shares .........................          --             --            --             --            --          (901)
   Net realized gains on investments:
      Class A Shares .........................      (1,158)          (307)           --             --            --            --
      Class B Shares .........................      (1,306)          (232)           --             --            --            --
      Class C Shares .........................        (401)          (145)           --             --            --            --
Net increase/(decrease) in net assets from
   Portfolio/Fund share transactions:
      Class A Shares .........................      55,860         43,845       291,590        191,147       139,538         3,124
      Class B Shares .........................      (7,586)         3,723        17,866         (1,921)        3,887       (13,369)
      Class C Shares .........................      18,150         25,740       120,194        114,021        68,293        (1,457)
      Class I Shares .........................          --             --            --             --            --        (2,286)
                                                 ---------   ------------   -----------   ------------   -----------   -----------
Net increase/(decrease) in net assets ........      58,268         73,818       474,183        363,723       257,006       (13,988)

NET ASSETS:
Beginning of period ..........................     904,500        466,754     3,362,315      2,640,138     1,499,300       683,015
                                                 ---------   ------------   -----------   ------------   -----------   -----------
End of period ................................   $ 962,768   $    540,572   $ 3,836,498   $  3,003,861   $ 1,756,306   $   669,027
                                                 =========   ============   ===========   ============   ===========   ===========
Undistributed net investment income/
   (accumulated net investment loss) at
   end of period .............................   $   1,864   $        621   $       793   $     (1,976)  $    (4,615)  $        --
                                                 =========   ============   ===========   ============   ===========   ===========

                       See Notes to Financial Statements.

For the Year Ended October 31, 2004

(In thousands)

                                                 FLEXIBLE    CONSERVATIVE                 CONSERVATIVE    STRATEGIC       MONEY
                                                   INCOME      BALANCED       BALANCED       GROWTH        GROWTH         MARKET
                                                 PORTFOLIO    PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO        FUND
                                                 ---------   ------------   -----------   ------------   -----------   -----------
Net investment income/(loss) .................   $  20,738   $      7,342   $    31,455   $      6,607   $    (5,054)  $     5,317
Net realized gain/(loss) on investment
   transactions ..............................       2,394            646       (21,358)       (33,528)      (25,066)            1
Capital gain distributions received ..........          81             53           619            633           435            --
Net change in unrealized appreciation/
   depreciation of investments ...............      19,948         14,620       184,763        192,878       127,779            --
                                                 ---------   ------------   -----------   ------------   -----------   -----------
Net increase in net assets
   resulting from operations .................      43,161         22,661       195,479        166,590        98,094         5,318

Distributions to shareholders from
   net investment income:
      Class A Shares .........................      (9,197)        (3,698)      (18,617)        (3,971)           --        (4,740)
      Class B Shares .........................      (9,486)        (2,374)      (10,238)        (3,187)           --           (34)
      Class C Shares .........................      (2,379)        (1,260)       (3,132)        (1,027)           --            (4)
      Class I Shares .........................          --             --            --             --            --          (539)
Net increase/(decrease) in net assets from
   Portfolio/Fund share transactions:
      Class A Shares .........................     125,662        107,648       665,510        474,242       272,782      (177,905)
      Class B Shares .........................      35,707         38,752       203,662        104,834        81,770       (26,548)
      Class C Shares .........................      56,455         42,994       228,227        264,288       155,320         3,434
      Class I Shares .........................          --             --            --             --            --        66,839
                                                 ---------   ------------   -----------   ------------   -----------   -----------
Net increase/(decrease) in net assets ........     239,923        204,723     1,260,891      1,001,769       607,966      (134,179)

NET ASSETS:
Beginning of year ............................     664,577        262,031     2,101,424      1,638,369       891,334       817,194
                                                 ---------   ------------   -----------   ------------   -----------   -----------
End of year ..................................   $ 904,500   $    466,754   $ 3,362,315   $  2,640,138   $ 1,499,300   $   683,015
                                                 =========   ============   ===========   ============   ===========   ===========
Undistributed net investment income/
   (accumulated net investment loss) at
   end of year ...............................   $   1,673   $        582   $     1,467   $     (1,722)  $    (9,034)  $        --
                                                 =========   ============   ===========   ============   ===========   ===========

                       See Notes to Financial Statements.

                       This Page Left Blank Intentionally.

Statements of Changes in Net Assets -- Capital Stock Activity

(In thousands)

                                                                                   CONSERVATIVE
                                                FLEXIBLE INCOME PORTFOLIO       BALANCED PORTFOLIO         BALANCED PORTFOLIO
                                                -------------------------   -------------------------   ------------------------
                                                  PERIOD                      PERIOD                      PERIOD
                                                   ENDED                       ENDED                       ENDED
                                                 04/30/05     YEAR ENDED     04/30/05     YEAR ENDED     04/30/05     YEAR ENDED
                                                (UNAUDITED)    10/31/04     (UNAUDITED)    10/31/04     (UNAUDITED)    10/31/04
                                                -----------   -----------   -----------   -----------   -----------   ----------
AMOUNT
 CLASS A:
   Sold .....................................   $   103,855   $  205,718    $    69,671   $  146,926    $   402,307   $  833,154
   Issued as reinvestment of dividends ......         6,404        8,244          3,136        3,374         17,267       17,690
   Redeemed .................................       (54,399)     (88,300)       (28,962)     (42,652)      (127,984)    (185,334)
                                                -----------   ----------    -----------   ----------    -----------   ----------
   Net increase/(decrease) ..................   $    55,860   $  125,662    $    43,845   $  107,648    $   291,590   $  665,510
                                                ===========   ==========    ===========   ==========    ===========   ==========
 CLASS B:
   Sold .....................................   $    37,540   $  131,911    $    18,312   $   70,538    $   115,025   $  384,734
   Issued as reinvestment of dividends ......         5,440        8,441          1,665        2,179          9,292        9,770
   Redeemed .................................       (50,566)    (104,645)       (16,254)     (33,965)      (106,451)    (190,842)
                                                -----------   ----------    -----------   ----------    -----------   ----------
   Net increase/(decrease) ..................   $    (7,586)  $   35,707    $     3,723   $   38,752    $    17,866   $  203,662
                                                ===========   ==========    ===========   ==========    ===========   ==========
 CLASS C:
   Sold .....................................   $    40,967   $   79,388    $    34,912   $   58,347    $   161,638   $  276,378
   Issued as reinvestment of dividends ......         1,828        2,086          1,155        1,151          3,799        2,947
   Redeemed .................................       (24,645)     (25,019)       (10,327)     (16,504)       (45,243)     (51,098)
                                                -----------   ----------    -----------   ----------    -----------   ----------
   Net increase/(decrease) ..................   $    18,150   $   56,455    $    25,740   $   42,994    $   120,194   $  228,227
                                                ===========   ==========    ===========   ==========    ===========   ==========
 CLASS I:
   Sold .....................................
   Issued as reinvestment of dividends ......
   Redeemed .................................
   Net increase/(decrease) ..................

SHARES
 CLASS A:
   Sold .....................................         9,195       18,450          6,681       14,538         30,924       67,334
   Issued as reinvestment of dividends ......           568          741            301          334          1,317        1,433
   Redeemed .................................        (4,822)      (7,941)        (2,775)      (4,219)        (9,844)     (14,979)
                                                -----------   ----------    -----------   ----------    -----------   ----------
   Net increase/(decrease) ..................         4,941       11,250          4,207       10,653         22,397       53,788
                                                ===========   ==========    ===========   ==========    ===========   ==========
 CLASS B:
   Sold .....................................         3,346       11,851          1,761        6,992          8,864       31,147
   Issued as reinvestment of dividends ......           483          760            159          216            708          797
   Redeemed .................................        (4,487)      (9,420)        (1,562)      (3,366)        (8,206)     (15,466)
                                                -----------   ----------    -----------   ----------    -----------   ----------
   Net increase/(decrease) ..................          (658)       3,191            358        3,842          1,366       16,478
                                                ===========   ==========    ===========   ==========    ===========   ==========
 CLASS C:
   Sold .....................................         3,652        7,161          3,366        5,800         12,514       22,496
   Issued as reinvestment of dividends ......           163          189            111          115            291          241
   Redeemed .................................        (2,197)      (2,261)          (996)      (1,644)        (3,510)      (4,153)
                                                -----------   ----------    -----------   ----------    -----------   ----------
   Net increase/(decrease) ..................         1,618        5,089          2,481        4,271          9,295       18,584
                                                ===========   ==========    ===========   ==========    ===========   ==========
 CLASS I:
   Sold .....................................
   Issued as reinvestment of dividends ......
   Redeemed .................................
   Net increase/(decrease) ..................

                       See Notes to Financial Statements.

CONSERVATIVE GROWTH PORTFOLIO STRATEGIC GROWTH PORTFOLIO       MONEY MARKET FUND
----------------------------- --------------------------  ---------------------------
  PERIOD                        PERIOD                      PERIOD
   ENDED                         ENDED                       ENDED
 04/30/05        YEAR ENDED     04/30/05     YEAR ENDED     04/30/05      YEAR ENDED
(UNAUDITED)       10/31/04    (UNAUDITED)     10/31/04    (UNAUDITED)      10/31/04
------------    ------------- ------------   -----------  ------------   ------------
$   272,507     $    597,373  $   190,474    $   348,227  $    273,697   $    847,283
     11,333            3,856        1,534             --         4,596          4,517
    (92,693)        (126,987)     (52,470)       (75,445)     (275,169)    (1,029,705)
-----------     ------------  -----------    -----------  ------------   ------------
$   191,147     $    474,242  $   139,538    $   272,782  $      3,124   $   (177,905)
===========     ============  ===========    ===========  ============   ============

$    89,491     $    249,220  $    62,053    $   160,387  $     10,206   $     36,057
      2,099            3,092           --             --           115             30
    (93,511)        (147,478)     (58,166)       (78,617)      (23,690)       (62,635)
-----------     ------------  -----------    -----------  ------------   ------------
$    (1,921)    $    104,834  $     3,887    $    81,770  $    (13,369)  $    (26,548)
===========     ============  ===========    ===========  ============   ============

$   152,984     $    306,396  $    92,909    $   177,989  $      8,373   $     14,376
      2,203              960           --             --            18              3
    (41,166)         (43,068)     (24,616)       (22,669)       (9,848)       (10,945)
-----------     ------------  -----------    -----------  ------------   ------------
$   114,021     $    264,288  $    68,293    $   155,320  $     (1,457)  $      3,434
===========     ============  ===========    ===========  ============   ============

                                                          $     39,313   $    134,300
                                                                   901            539
                                                               (42,500)       (68,000)
                                                          ------------   ------------
                                                          $     (2,286)  $     66,839
                                                          ============   ============


     19,322           45,316       12,470         24,697       273,697        847,283
        789              301           98             --         4,596          4,517
     (6,579)          (9,635)      (3,439)        (5,365)     (275,169)    (1,029,705)
-----------     ------------  -----------    -----------  ------------   ------------
     13,532           35,982        9,129         19,332         3,124       (177,905)
===========     ============  ===========    ===========  ============   ============

      6,514           19,332        4,247         11,813        10,206         36,057
        149              246           --             --           115             30
     (6,816)         (11,484)      (3,984)        (5,796)      (23,690)       (62,635)
-----------     ------------  -----------    -----------  ------------   ------------
       (153)           8,094          263          6,017       (13,369)       (26,548)
===========     ============  ===========    ===========  ============   ============

     11,196           23,937        6,347         13,091         8,373         14,376
        158               77           --             --            18              3
     (3,015)          (3,368)      (1,680)        (1,664)       (9,848)       (10,945)
-----------     ------------  -----------    -----------  ------------   ------------
      8,339           20,646        4,667         11,427        (1,457)         3,434
===========     ============  ===========    ===========  ============   ============

                                                                39,313        134,300
                                                                   901            539
                                                               (42,500)       (68,000)
                                                          ------------   ------------
                                                                (2,286)        66,839
                                                          ============   ============

                       See Notes to Financial Statements.

Financial Highlights

For a Portfolio share outstanding throughout each period.

                                                             CLASS A
                                                            ------------------------------------------------------------------------
                                                            SIX MONTHS
                                                               ENDED                        YEARS ENDED OCTOBER 31
                                                             04/30/05    -----------------------------------------------------------
                                                            (UNAUDITED)     2004         2003        2002       2001        2000
                                                            ------------ ----------- ----------- ----------- ----------- -----------
FLEXIBLE INCOME PORTFOLIO

NET ASSET VALUE, BEGINNING OF PERIOD....................... $  11.26     $  10.92    $  10.17    $  10.71    $  11.06    $  10.75
                                                            --------     --------    --------    --------    --------    --------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ................................     0.18         0.34(6)     0.38(6)     0.45(6)     0.50(6)     0.47(6)
     Net realized and unrealized gain/(loss) on
        investments .......................................    (0.06)        0.35        0.77       (0.48)      (0.04)       0.42
                                                            --------     --------    --------    --------    --------    --------
     Total from investment operations .....................     0.12         0.69        1.15       (0.03)       0.46        0.89
                                                            --------     --------    --------    --------    --------    --------
  LESS DISTRIBUTIONS:
     Dividends from net investment income(1) ..............    (0.18)       (0.35)      (0.38)      (0.43)      (0.61)      (0.55)
     Distributions from net realized capital gains ........    (0.04)          --       (0.02)      (0.08)      (0.20)      (0.03)
                                                            --------     --------    --------    --------    --------    --------
     Total distributions ..................................    (0.22)       (0.35)      (0.40)      (0.51)      (0.81)      (0.58)
                                                            --------     --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD ............................ $  11.16     $  11.26    $  10.92    $  10.17    $  10.71    $  11.06
                                                            ========     ========    ========    ========    ========    ========

TOTAL RETURN(2)............................................     1.03%        6.38%      11.49%      (0.37)%      3.67%       8.56%
  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
     Net assets, end of period (in 000s) .................. $409,924     $357,735    $224,192    $144,710    $110,680    $129,386
     Ratio of operating expenses to average net
        assets(3) .........................................     1.00%(7)     1.02%       1.04%       1.06%       1.06%       1.06%
     Ratio of net investment income to average
        net assets ........................................     3.27%(7)     3.07%       3.64%       4.41%       4.61%       4.28%
     Portfolio turnover rate ..............................        1%           3%          3%          9%          7%         27%
     Ratio of operating expenses to average net assets
        without fee waivers, expenses reimbursed and/or
        fees reduced by credits allowed by the
        custodian(3)(4)....................................     1.00%(7)     1.02%       1.04%       1.06%       1.06%       1.06%

                                                             CLASS A
                                                            ---------------------------------------------------------------------
                                                            SIX MONTHS
                                                               ENDED                       YEARS ENDED OCTOBER 31
                                                             04/30/05    --------------------------------------------------------
                                                            (UNAUDITED)     2004       2003        2002       2001        2000
                                                            ------------ ---------- ----------- ---------- ----------- ----------
CONSERVATIVE BALANCED PORTFOLIO

NET ASSET VALUE, BEGINNING OF PERIOD....................... $  10.27     $    9.81  $   8.83    $   9.43   $   9.96    $  9.94
                                                            --------     ---------  --------    --------   --------    -------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ................................     0.14          0.24      0.28(6)     0.33       0.34(6)    0.51(6)
     Net realized and unrealized gain/(loss) on
        investments........................................     0.05          0.47      0.97       (0.61)     (0.44)      0.02(8)
                                                            --------     ---------  --------    --------   --------    -------
     Total from investment operations .....................     0.19          0.71      1.25       (0.28)     (0.10)      0.53
                                                            --------     ---------  --------    --------   --------    -------
  LESS DISTRIBUTIONS:
     Dividends from net investment income(1)...............    (0.15)        (0.25)    (0.27)      (0.32)     (0.43)     (0.50)
     Distributions from net realized capital gains.........    (0.01)           --        --          --         --      (0.01)
                                                            --------     ---------  --------    --------   --------    -------
     Total distributions ..................................    (0.16)        (0.25)    (0.27)      (0.32)     (0.43)     (0.51)
                                                            --------     ---------  --------    --------   --------    -------
NET ASSET VALUE, END OF PERIOD ............................ $  10.30     $   10.27  $   9.81    $   8.83   $   9.43    $  9.96
                                                            ========     =========  ========    ========   ========    =======
TOTAL RETURN(2) ...........................................     1.83%         7.29%    14.38%      (3.06)%    (0.99)%     5.52%
  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
     Net assets, end of period (in 000s)................... $251,774     $ 207,816  $ 94,005    $ 31,070   $ 12,257    $ 4,557
     Ratio of operating expenses to average net
         assets(3) ........................................     0.99%(7)      1.04%     1.05%       1.05%      1.16%      1.32%
     Ratio of net investment income to average
         net assets........................................     2.81%(7)      2.42%     2.99%       3.67%      3.65%      5.16%
     Portfolio turnover rate ..............................        1%            2%        4%          9%        18%        59%
     Ratio of operating expenses to average net assets
        without fee waivers, expenses reimbursed and/or
        fees reduced by credits allowed by the
        custodian(3)(4) ...................................     0.99%(7)      1.04%     1.09%       1.17%      1.30%      1.32%

----------------
(1) Includes dividends paid from the short-term portion of capital gain distributions received from the Underlying Funds.

(2) Total return is not annualized for periods less than one year and does not reflect any applicable sales charges. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(3) The Portfolio also will indirectly bear its prorated share of expenses of the Underlying Funds.

(4) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(5)   The Portfolios commenced selling Class C shares on March 1, 2002.

(6)   Per share numbers have been calculated using the average shares method.

(7)   Annualized.

(8) The amount shown may not agree with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Portfolio shares.

                       See Notes to Financial Statements.

  CLASS B                                                                  CLASS C
----------------------------------------------------------------------- ----------------------------------------------------
 SIX MONTHS                                                              SIX MONTHS
    ENDED                       YEARS ENDED OCTOBER 31                      ENDED             YEARS ENDED OCTOBER 31
  04/30/05   ----------------------------------------------------------   04/30/05   ---------------------------------------
(UNAUDITED)     2004         2003       2002        2001        2000    (UNAUDITED)      2004          2003       2002(5)
------------ ----------- ----------- ----------- ----------- ---------- ------------ ------------- ----------- -------------
$  11.24     $  10.90    $  10.15    $  10.71    $  11.06    $ 10.75    $  11.19     $    10.86    $  10.13    $   10.54
--------     --------    --------    --------    --------    -------    --------     ----------    --------    ---------

    0.14         0.26(6)     0.30(6)     0.38(6)     0.42(6)    0.39(6)     0.14           0.26(6)     0.30(6)      0.24(6)
   (0.05)        0.34        0.77       (0.50)      (0.04)      0.42       (0.05)          0.34        0.76        (0.43)
--------     --------    --------    --------    --------    -------    --------     ----------    --------    ---------
    0.09         0.60        1.07       (0.12)       0.38       0.81        0.09           0.60        1.06        (0.19)
--------     --------    --------    --------    --------    -------    --------     ----------    --------    ---------

   (0.14)       (0.26)      (0.30)      (0.36)      (0.53)     (0.47)      (0.14)         (0.27)      (0.31)       (0.22)
   (0.04)          --       (0.02)      (0.08)      (0.20)     (0.03)      (0.04)            --       (0.02)          --
--------     --------    --------    --------    --------    -------    --------     ----------    --------    ---------
   (0.18)       (0.26)      (0.32)      (0.44)      (0.73)     (0.50)      (0.18)         (0.27)      (0.33)       (0.22)
--------     --------    --------    --------    --------    -------    --------     ----------    --------    ---------
$  11.15     $  11.24    $  10.90    $  10.15    $  10.71    $ 11.06    $  11.10     $    11.19    $  10.86    $   10.13
========     ========    ========    ========    ========    =======    ========     ==========    ========    =========

    0.72%        5.56%      10.60%      (1.08)%      2.92%      7.76%       0.76%          5.57%      10.63%       (1.78)%

$408,213     $418,994    $371,639    $244,999    $146,555    $77,238    $144,631     $  127,771    $ 68,746    $  20,677
    1.78%(7)     1.79%       1.79%       1.81%       1.79%      1.80%       1.76%(7)       1.78%       1.79%        1.81%(7)
    2.49%(7)     2.30%       2.89%       3.66%       3.88%      3.54%       2.51%(7)       2.31%       2.89%        3.66%(7)
       1%           3%          3%          9%          7%        27%          1%             3%          3%           9%

    1.78%(7)     1.79%       1.79%       1.81%       1.79%      1.80%       1.76%(7)       1.78%       1.79%        1.81%(7)

  CLASS B                                                               CLASS C
--------------------------------------------------------------------- -----------------------------------------------
 SIX MONTHS                                                            SIX MONTHS
    ENDED                      YEARS ENDED OCTOBER 31                     ENDED          YEARS ENDED OCTOBER 31
  04/30/05   --------------------------------------------------------   04/30/05   ----------------------------------
(UNAUDITED)     2004        2003       2002       2001        2000    (UNAUDITED)     2004       2003       2002(5)
------------ ---------- ----------- ---------- ----------- ---------- ------------ --------- ----------- ------------
$  10.25     $    9.79  $   8.82    $   9.43   $   9.96    $  9.94    $  10.22     $   9.76  $   8.80    $   9.39
--------     ---------  --------    --------   --------    -------    --------     --------  --------    --------

    0.10          0.17      0.21(6)     0.27       0.27(6)    0.44(6)     0.10         0.16      0.21(6)     0.16
    0.05          0.46      0.96       (0.62)     (0.44)      0.02(8)     0.05         0.48      0.97       (0.60)
--------     ---------  --------    --------   --------    -------    --------     --------  --------    --------
    0.15          0.63      1.17       (0.35)     (0.17)      0.46        0.15         0.64      1.18       (0.44)
--------     ---------  --------    --------   --------    -------    --------     --------  --------    --------

   (0.11)        (0.17)    (0.20)      (0.26)     (0.36)     (0.43)      (0.11)       (0.18)    (0.22)      (0.15)
   (0.01)           --        --          --         --      (0.01)      (0.01)          --        --          --
--------     ---------  --------    --------   --------    -------    --------     --------  --------    --------
   (0.12)        (0.17)    (0.20)      (0.26)     (0.36)     (0.44)      (0.12)       (0.18)    (0.22)      (0.15)
--------     ---------  --------    --------   --------    -------    --------     --------  --------    --------
$  10.28     $   10.25  $   9.79    $   8.82   $   9.43    $  9.96    $  10.25     $  10.22  $   9.76    $   8.80
========     =========  ========    ========   ========    =======    ========     ========  ========    ========
    1.43%         6.47%    13.46%      (3.77)%    (1.71)%     4.76%       1.47%        6.55%    13.53%      (4.70)%

$165,796     $ 161,623  $116,742    $ 58,054   $ 30,554    $10,947    $123,002     $ 97,315  $ 51,284    $ 10,505
    1.78%(7)      1.81%     1.82%       1.80%      1.89%      2.04%       1.76%(7)     1.79%     1.80%       1.78%(7)
    2.02%(7)      1.65%     2.22%       2.92%      2.92%      4.44%       2.04%(7)     1.67%     2.24%       2.94%(7)
       1%            2%        4%          9%        18%        59%          1%           2%        4%          9%

    1.78%(7)      1.81%     1.86%       1.92%      2.03%      2.04%       1.76%(7)     1.79%     1.84%       1.90%(7)

                       See Notes to Financial Statements.

Financial Highlights

For a Portfolio share outstanding throughout each period.

                                                        CLASS A
                                                       -------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                         YEARS ENDED OCTOBER 31
                                                        04/30/05      ----------------------------------------------------------
                                                       (UNAUDITED)       2004        2003      2002         2001         2000
                                                       ----------     ----------  ---------  ---------    ---------    ---------
BALANCED PORTFOLIO

NET ASSET VALUE, BEGINNING OF PERIOD.................  $    12.64     $    11.85  $   10.24  $   11.63    $   13.55    $   12.22
                                                       ----------     ----------  ---------  ---------    ---------    ---------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income...........................        0.14           0.20       0.22       0.28         0.33(6)      0.28(6)
     Net realized and unrealized gain/(loss) on
        investments..................................        0.19           0.79       1.62      (1.08)       (1.27)        1.53
                                                       ----------     ----------  ---------  ---------    ---------    ---------
     Total from investment operations................        0.33           0.99       1.84      (0.80)       (0.94)        1.81
                                                       ----------     ----------  ---------  ---------    ---------    ---------
  LESS DISTRIBUTIONS:
     Dividends from net investment income(1).........       (0.14)         (0.20)     (0.23)     (0.33)       (0.51)       (0.48)
     Distributions from net realized capital gains...           -              -          -      (0.26)       (0.47)           -
                                                       ----------     ----------  ---------  ---------    ---------    ---------
     Total distributions.............................       (0.14)         (0.20)     (0.23)     (0.59)       (0.98)       (0.48)
                                                       ----------     ----------  ---------  ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD.......................  $    12.83     $    12.64  $   11.85  $   10.24    $   11.63    $   13.55
                                                       ==========     ==========  =========  =========    =========    =========
TOTAL RETURN(2)......................................        2.61%          8.51%     18.07%     (7.32)%      (7.28)%      15.11%
  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
     Net assets, end of period (in 000s).............  $1,835,566     $1,524,988  $ 792,423  $ 423,478    $ 380,681    $ 391,655
     Ratio of operating expenses to average net
        assets(3)....................................        0.94%(7)       0.98%      1.02%      1.04%        1.02%        1.03%
     Ratio of net investment income to average net
        assets.......................................        2.18%(7)       1.56%      2.03%      2.55%        2.63%        2.05%
     Portfolio turnover rate.........................           1%             2%         5%        19%           6%          22%
     Ratio of operating expenses to average net
         assets without fee waivers, expenses
         reimbursed and/or  fees reduced by
         credits allowed by the custodian(3)(4)......        0.94%(7)       0.98%      1.02%      1.04%        1.02%        1.03%

                                                       CLASS A
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                       YEARS ENDED OCTOBER 31
                                                       04/30/05      ------------------------------------------------------------
                                                      (UNAUDITED)       2004        2003          2002         2001        2000
                                                      ----------     ----------    ---------   --------    ---------    ---------
CONSERVATIVE GROWTH PORTFOLIO

NET ASSET VALUE, BEGINNING OF PERIOD................  $    13.56     $    12.47    $   10.37   $  12.35    $   15.52    $   13.43
                                                      ----------     ----------    ---------   --------    ---------    ---------
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment income/(loss)...................        0.12           0.10(6)      0.14(6)    0.16(6)      0.20(6)      0.12(6)
     Net realized and unrealized gain/(loss) on
        investments.................................        0.32           1.06         2.14      (1.52)       (2.34)        2.40
                                                      ----------     ----------    ---------   --------    ---------    ---------
     Total from investment operations...............        0.44           1.16         2.28      (1.36)       (2.14)        2.52
                                                      ----------     ----------    ---------   --------    ---------    ---------
  LESS DISTRIBUTIONS:
     Dividends from net investment income(1) .......       (0.13)         (0.07)       (0.14)     (0.22)       (0.58)       (0.43)
     Distributions from net realized capital
        gains ......................................           -              -        (0.04)     (0.40)       (0.45)           -
                                                      ----------     ----------    ---------   --------    ---------    ---------
     Total distributions ...........................       (0.13)         (0.07)       (0.18)     (0.62)       (1.03)       (0.43)
                                                      ----------     ----------    ---------   --------    ---------    ---------
NET ASSET VALUE, END OF PERIOD .....................  $    13.87     $    13.56    $   12.47   $  10.37    $   12.35    $   15.52
                                                      ==========     ==========    =========   ========    =========    =========
TOTAL RETURN(2) ....................................        3.23%          9.44%       22.12%    (11.72)%     (14.31)%      18.89%
  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
     Net assets, end of period (in 000s) ...........  $1,371,995     $1,157,038    $ 615,501   $347,297    $ 319,583    $ 341,685
     Ratio of operating expenses to average net
        assets(3)...................................        0.97%(7)       1.01%        1.05%      1.06%        1.03%        1.02%
     Ratio of net investment income/(loss) to
        average net assets..........................        1.55%(7)       0.74%        1.24%      1.41%        1.45%        0.76%
     Portfolio turnover rate .......................           1%             5%           7%        14%           5%          17%
     Ratio of operating expenses to average net
         assets without fee waivers, expenses
         reimbursed and/or fees reduced by
         credits allowed by the custodian(3)(4).....        0.97%(7)       1.01%        1.05%      1.06%        1.03%        1.02%

----------------
(1) Includes dividends paid from the short-term portion of capital gain distributions received from the Underlying Funds.

(2) Total return is not annualized for periods less than one year and does not reflect any applicable sales charges. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(3) The Portfolio also will indirectly bear its prorated share of expenses of the Underlying Funds.

(4) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(5)   The Portfolios commenced selling Class C shares on March 1, 2002.

(6)   Per share numbers have been calculated using the average shares method.

(7)   Annualized.

(8)   Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

CLASS B                                                                             CLASS C
--------------------------------------------------------------------------------    ----------------------------------------
SIX MONTHS                                                                          SIX MONTHS
   ENDED                            YEARS ENDED OCTOBER 31                             ENDED        YEARS ENDED OCTOBER 31
 04/30/05      -----------------------------------------------------------------     04/30/05    ---------------------------
(UNAUDITED)        2004          2003       2002         2001            2000       (UNAUDITED)    2004      2003     2002(5)
----------     ----------    ----------  ----------    ----------     ----------    ----------   --------  --------  -------
$    12.61     $    11.82    $    10.22  $    11.62    $    13.54     $    12.21    $  12.55        11.78  $  10.20  $ 11.35
----------     ----------    ----------  ----------    ----------     ----------    --------     --------  --------  -------

      0.09           0.10          0.14        0.20          0.23(6)        0.18(6)     0.09         0.10      0.14     0.13
      0.19           0.79          1.61       (1.09)        (1.27)          1.55        0.19         0.78      1.60    (1.15)
----------     ----------    ----------  ----------    ----------     ----------    --------     --------  --------  -------
      0.28           0.89          1.75       (0.89)        (1.04)          1.73        0.28         0.88      1.74    (1.02)
----------     ----------    ----------  ----------    ----------     ----------    --------     --------  --------  -------

     (0.09)         (0.10)        (0.15)      (0.25)        (0.41)         (0.40)      (0.09)       (0.11)    (0.16)   (0.13)
         -              -             -       (0.26)        (0.47)             -           -            -         -        -
----------     ----------    ----------  ----------    ----------     ----------    --------     --------  --------  -------
     (0.09)         (0.10)        (0.15)      (0.51)        (0.88)         (0.40)      (0.09)       (0.11)    (0.16)   (0.13)
----------     ----------    ----------  ----------    ----------     ----------    --------     --------  --------  -------
$    12.80     $    12.61    $    11.82  $    10.22    $    11.62     $    13.54    $  12.74     $  12.55  $  11.78  $ 10.20
==========     ==========    ==========  ==========    ==========     ==========    ========     ========  ========  =======
      2.23%          7.59%        17.25%      (8.03)%       (7.98)%        14.26%       2.27%        7.64%    17.15%   (9.00)%

$1,392,519     $1,354,528    $1,074,925  $  743,953    $  670,318     $  549,849    $608,413     $482,799  $234,076  $54,745
      1.72%(7)      1 .75%         1.78%       1.80%         1.78%          1.77%       1.70%(7)     1.74%     1.76%    1.80%(7)
      1.40%(7)       0.79%         1.27%       1.79%         1.87%          1.31%       1.42%(7)     0.80%     1.29%    1.79%(7)
         1%             2%            5%         19%            6%            22%          1%           2%        5%      19%

      1.72%(7)       1.75%         1.78%       1.80%         1.78%          1.77%       1.70%(7)     1.74%     1.76%    1.80%(7)

CLASS B
------------------------------------------------------------------------------------
SIX MONTHS
   ENDED                              YEARS ENDED OCTOBER 31
 04/30/05      ---------------------------------------------------------------------
(UNAUDITED)        2004             2003       2002        2001         2000
----------     ----------        --------    --------    --------     --------
$    13.17     $    12.18        $  10.14    $  12.10    $  15.17     $  13.21
----------     ----------        --------    --------    --------     --------

      0.05          (0.00)(6)(8)     0.05(7)     0.08(6)     0.09(6)      0.00(6)(8)
      0.34           1.04            2.09       (1.50)      (2.28)        2.37
----------     ----------        --------    --------    --------     --------
      0.39           1.04            2.14       (1.42)      (2.19)        2.37
----------     ----------        --------    --------    --------     --------

     (0.03)         (0.05)          (0.06)      (0.14)      (0.43)       (0.41)
         -              -           (0.04)      (0.40)      (0.45)           -
----------     ----------        --------    --------    --------     --------
     (0.03)         (0.05)          (0.10)      (0.54)      (0.88)       (0.41)
----------     ----------        --------    --------    --------     --------
$    13.53     $    13.17        $  12.18    $  10.14    $  12.10     $  15.17
==========     ==========        ========    ========    ========     ========
      2.95%          8.53%          21.24%     (12.46)%    (14.93)%      18.07%

$1,025,909     $1,001,081        $827,312    $623,852    $636,145     $604,460
      1.75%(7)       1.78%           1.81%       1.82%       1.79%        1.77%
      0.77%(7)      (0.03)%          0.48%       0.65%       0.69%        0.01%
         1%             5%              7%         14%          5%          17%

      1.75%(7)       1.78%           1.81%       1.82%       1.79%        1.77%

CLASS C
----------------------------------------------------
SIX MONTHS
   ENDED             YEARS ENDED OCTOBER 31
 04/30/05    ---------------------------------------
(UNAUDITED)    2004             2003        2002(5)
----------   --------         --------    ----------
$  13.11     $  12.13         $  10.10    $ 11.79
--------     --------         --------    -------

    0.06(6)     (0.00)(6)(8)      0.06(6)    0.05(6)
    0.32         1.03             2.08      (1.66)
--------     --------         --------    -------
    0.38         1.03             2.14      (1.61)
--------     --------         --------    -------

   (0.06)       (0.05)           (0.07)     (0.08)
       -            -            (0.04)         -
--------     --------         --------    -------
   (0.06)       (0.05)           (0.11)     (0.08)
--------     --------         --------    -------
$  13.43     $  13.11         $  12.13    $ 10.10
========     ========         ========    =======
    2.88%        8.53%           21.41%    (13.72)%
$605,957     $482,019         $195,556    $48,424
    1.72%(7)     1.76%            1.79%      1.82%(7)
    0.80%(7)    (0.01)%           0.50%      0.65%(7)
       1%           5%               7%        14%

    1.72%(7)     1.76%            1.79%      1.82%(7)

                        See Notes to Financial Statements.

Financial Highlights

For a Portfolio/Fund share outstanding throughout each period.

                                               CLASS A
                                               ---------------------------------------------------------------------
                                               SIX MONTHS                   YEARS ENDED OCTOBER 31
                                                  ENDED     --------------------------------------------------------
                                                04/30/05
                                               (UNAUDITED)    2004        2003        2002         2001        2000
                                               -----------  --------    --------    --------    --------    --------
STRATEGIC GROWTH PORTFOLIO

NET ASSET VALUE, BEGINNING OF PERIOD ........  $  14.49     $  13.16    $  10.59    $  13.10    $  17.11    $  14.61
                                               --------     --------    --------    --------    --------    --------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income/(loss) ..........      0.09(6)      0.01(6)     0.03(6)     0.03(6)     0.05(6)    (0.04)(6)
      Net realized and unrealized gain/(loss)
         on investments .....................      0.44         1.32        2.63       (1.92)      (3.21)       3.07
                                               --------     --------    --------    --------    --------    --------
      Total from investment operations ......      0.53         1.33        2.66       (1.89)      (3.16)       3.03
                                               --------     --------    --------    --------    --------    --------
   LESS DISTRIBUTIONS:
      Dividends from net investment
       income'(1) ...........................     (0.04)          --          --       (0.14)      (0.47)      (0.53)
      Distributions from net realized capital
       gains ................................        --           --       (0.09)      (0.48)      (0.38)         --
                                               --------     --------    --------    --------    --------    --------
      Total distributions ...................     (0.04)          --       (0.09)      (0.62)      (0.85)      (0.53)
                                               --------     --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD ..............  $  14.98     $  14.49    $  13.16    $  10.59    $  13.10    $  17.11
                                               ========     ========    ========    ========    ========    ========
TOTAL RETURN(2) .............................      3.62%       10.11%      25.24%     (15.45)%    (19.03)%     20.84%
   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
     DATA:
      Net assets, end of period (in 000s) ...  $766,646     $609,250    $298,852    $166,354    $153,857    $142,241
      Ratio of operating expenses to average
         net assets(3) ......................      1.01%(7)     1.07%       1.13%       1.13%       1.08%       1.06%
      Ratio of net investment income/(loss)
          to average net assets .............      1.17%(7)     0.07%       0.30%       0.23%       0.34%      (0.21)%
      Portfolio turnover rate ...............         1%           3%          7%         10%          2%         15%
      Ratio of operating expenses to average
         net assets without fee waivers,
         expenses reimbursed and/or fees
         reduced by credits allowed by the
         custodian(3)(4) ....................      1.01%(7)     1.07%       1.13%       1.13%       1.08%       1.06%

                                                      CLASS B
                                                      -------------------------------
                                                       SIX MONTHS
                                                         ENDED
                                                        04/30/05
                                                      (UNAUDITED)              2004
                                                      ------------          ---------
STRATEGIC GROWTH PORTFOLIO

NET ASSET VALUE, BEGINNING OF PERIOD ........          $  13.90             $   12.73
                                                       --------             ---------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income/(loss) ..........              0.03(6)              (0.09)(6)
      Net realized and unrealized gain/(loss)
       on investments .......................              0.42                  1.26
                                                       --------             ---------
      Total from investment operations ......              0.45                  1.17
                                                       --------             ---------
   LESS DISTRIBUTIONS:
      Dividends from net investment
       income(1) ............................                --                    --
      Distributions from net realized capital
       gains ................................                --                    --
                                                       --------             ---------
      Total distributions ...................                --                    --
                                                       --------             ---------
NET ASSET VALUE, END OF PERIOD ..............          $  14.35             $   13.90
                                                       ========             =========
TOTAL RETURN(2) .............................              3.24%                 9.19%
   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
     DATA:
      Net assets, end of period (in 000s) ...          $636,424             $ 612,914
      Ratio of operating expenses to average
         net assets(3) ......................              1.79%(7)              1.83%
      Ratio of net investment income/(loss)
          to average net assets .............              0.39%(7)             (0.69)%
      Portfolio turnover rate ...............                 1%                    3%
      Ratio of operating expenses to average
          net assets without fee waivers,
          expenses reimbursed and/or fees
          reduced by credits allowed by the
          custodian(3)(4) ...................              1.79%(7)              1.83%

                                                            CLASS A
                                                            -------------------------------------------------------------------
                                                            SIX MONTHS
                                                               ENDED                     YEARS ENDED OCTOBERS 31
                                                             04/30/05     -----------------------------------------------------
                                                            (UNAUDITED)     2004       2003       2002        2001       2000
                                                            -----------   --------   --------   --------    --------   --------
MONEY MARKET FUND

NET ASSET VALUE, BEGINNING OF PERIOD ......................  $   1.00     $   1.00   $   1.00   $   1.00    $   1.00   $   1.00
                                                             --------     --------   --------   --------    --------   --------
  Net investment income ...................................     0.009        0.007      0.008      0.014       0.043      0.056
  Dividends from net investment income ....................    (0.009)      (0.007)    (0.008)    (0.014)     (0.043)    (0.056)
                                                             --------     --------   --------   --------    --------   --------
NET ASSET VALUE, END OF PERIOD ............................  $   1.00     $   1.00   $   1.00   $   1.00    $   1.00   $   1.00
                                                             ========     ========   ========   ========    ========   ========
TOTAL RETURN(2) ...........................................      0.89%        0.74%      0.78%      1.42%       4.40%      5.79%
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000s) .....................  $533,175     $530,052   $707,954   $689,002    $647,951   $458,368
  Ratio of operating expenses to average net assets........      0.60%(7)     0.57%      0.59%      0.59%       0.64%      0.65%
  Ratio of net investment income to average net assets.....      1.78%(7)     0.72%      0.78%      1.41%       4.21%      5.62%
  Ratio of operating expenses to average net assets
      without fee waivers, expenses reimbursed and/or
      fees reduced by credits allowed by the custodian(4)..      0.60%(7)     0.57%      0.59%      0.59%       0.64%      0.65%

                                                                     CLASS B
                                                                     ---------------------------
                                                                     SIX MONTHS
                                                                       ENDED
                                                                      04/30/05
                                                                     (UNAUDITED)          2004
                                                                     -----------       ---------
MONEY MARKET FUND

NET ASSET VALUE, BEGINNING OF PERIOD ...........................      $   1.00         $    1.00
                                                                      --------         ---------
      Net investment income ....................................         0.003             0.001
      Dividends from net investment income .....................        (0.003)           (0.001)
                                                                      --------         ---------
NET ASSET VALUE, END OF PERIOD .................................      $   1.00         $    1.00
                                                                      ========         =========
TOTAL RETURN(2) ................................................          0.34%             0.06%
   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
       Net assets, end of period (in 000s) .....................      $ 39,396         $  52,764
       Ratio of operating expenses to average net assets........          1.70%(7)          1.24%
       Ratio of net investment income to average net assets.....          0.68%(7)          0.06%
       Ratio of operating expenses to average net assets
           without fee waivers, expenses reimbursed and/or
           fees reduced by credits allowed by the custodian(4)..          1.70%(7)          1.68%

----------
(1) Includes dividends paid from the short-term portion of capital gain distributions received from the Underlying Funds.

(2) Total return is not annualized for periods less than one year and does not reflect any applicable sales charges. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor and/or distributor or if fees had not been reduced by credits allowed by the custodian.

(3) The Portfolio also will indirectly bear its prorated share of expenses of the Underlying Funds.

(4) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(5) The Portfolio/Fund commenced selling Class C shares on March 1, 2002.

(6) Per share numbers have been calculated using the average shares method.

(7) Annualized.

                       See Notes to Financial Statements.

                                                                 CLASS C
                                                                 ----------------------------------------------------------
                                                                 SIX MONTHS
               YEARS ENDED OCTOBER 31                               ENDED                  YEARS ENDED OCTOBER 31
---------------------------------------------------------          04/30/05       -----------------------------------------
  2003            2002            2001            2000           (UNAUDITED)        2004            2003           2002(5)
--------        --------        --------        ---------        -----------      --------        --------        ---------
$  10.32        $  12.78        $  16.75        $   14.40        $     13.93      $  12.74        $  10.32        $   12.50
--------        --------        --------        ---------        -----------      --------        --------        ---------
   (0.05)(6)       (0.06)(6)       (0.06)(6)        (0.16)(6)           0.03(6)      (0.09)(6)       (0.05)(6)        (0.04)(6)
    2.55           (1.88)          (3.14)            3.02               0.42          1.28            2.56            (2.14)
--------        --------        --------        ---------        -----------      --------        --------        ---------
    2.50           (1.94)          (3.20)            2.86               0.45          1.19            2.51            (2.18)
--------        --------        --------        ---------        -----------      --------        --------        ---------

      --           (0.04)          (0.39)           (0.51)                --            --              --               --
   (0.09)          (0.48)          (0.38)              --                 --            --           (0.09)              --
--------        --------        --------        ---------        -----------      --------        --------        ---------
   (0.09)          (0.52)          (0.77)           (0.51)                --            --           (0.09)              --
--------        --------        --------        ---------        -----------      --------        --------        ---------
$  12.73        $  10.32        $  12.78        $   16.75        $     14.38      $  13.93        $  12.74        $   10.32
========        ========        ========        =========        ===========      ========        ========        =========
   24.35%         (16.04)%        (19.70)%          19.95%              3.23%         9.34%          24.44%          (17.44)%

$484,656        $350,982        $384,566        $ 363,910        $   353,236      $277,136        $107,826        $  26,645
    1.88%           1.87%           1.84%            1.81%              1.76%(7)      1.81%           1.84%            1.85%(7)

   (0.45)%         (0.51)%         (0.42)%          (0.96)%             0.42%(7)     (0.67)%         (0.41)%          (0.49)%(7)
       7%             10%              2%              15%                 1%            3%              7%              10%

    1.88%           1.87%           1.84%            1.81%              1.76%(7)      1.81%           1.84%            1.85%(7)

                                                     CLASS C
                                                     -----------------------------------------------------
                                                     SIX MONTHS
             YEARS ENDED OCTOBER 31                    ENDED                 YEARS ENDED OCTOBER 31
-------------------------------------------------     04/30/05         -----------------------------------
  2003          2002          2001         2000      (UNAUDITED)         2004         2003        2002(5)
---------    ----------    ---------    ---------    -----------       ---------    ---------    ---------
$    1.00    $     1.00    $    1.00    $    1.00    $      1.00       $    1.00    $    1.00    $    1.00
---------    ----------    ---------    ---------    -----------       ---------    ---------    ---------
    0.001         0.003        0.033        0.046          0.003           0.001        0.001        0.002
   (0.001)       (0.003)      (0.033)      (0.046)        (0.003)         (0.001)      (0.001)      (0.002)
---------    ----------    ---------    ---------    -----------       ---------    ---------    ---------
$    1.00    $     1.00    $    1.00    $    1.00    $      1.00       $    1.00    $    1.00    $    1.00
=========    ==========    =========    =========    ===========       =========    =========    =========
     0.05%         0.34%        3.32%        4.68%          0.34%           0.06%        0.06%        0.17%

$  79,314    $  104,530    $  74,603    $  23,469    $     7,023       $   8,480    $   5,046    $   3,676
     1.33%         1.67%        1.69%        1.71%          1.70%(7)        1.30%        1.29%        1.64%(7)
     0.04%         0.33%        3.16%        4.56%          0.68%(7)        0.07%        0.08%        0.36%(7)

     1.71%         1.67%        1.69%        1.71%          1.70%(7)        1.65%        1.67%        1.64%(7)

CLASS I
--------------------------------------------------------------------------------
SIX MONTHS
   ENDED                              YEARS ENDED OCTOBER 31
 04/30/05         --------------------------------------------------------------
(UNAUDITED)         2004         2003          2002         2001         2000
-----------       ---------    ---------    ----------    ---------    ---------
$      1.00       $    1.00    $    1.00    $     1.00    $    1.00    $    1.00
-----------       ---------    ---------    ----------    ---------    ---------
      0.009           0.008        0.008         0.015        0.044        0.057
     (0.009)         (0.008)      (0.008)       (0.015)      (0.044)      (0.057)
-----------       ---------    ---------    ----------    ---------    ---------
$      1.00       $    1.00    $    1.00    $     1.00    $    1.00    $    1.00
===========       =========    =========    ==========    =========    =========
       0.92%           0.79%        0.84%         1.47%        4.46%        5.90%

$    89,433       $  91,719    $  24,880    $  169,295    $  17,755    $  15,885
       0.54%(7)        0.52%        0.54%         0.54%        0.58%        0.55%
       1.84%(7)        0.83%        0.83%         1.46%        4.27%        5.72%

       0.54%(7)        0.52%        0.54%         0.54%        0.58%        0.55%

                       See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND BUSINESS

WM Strategic Asset Management Portfolios, LLC (the "LLC") was organized under the laws of the Commonwealth of Massachusetts on March 12, 1999 as a limited liability company. The LLC is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The LLC offers five portfolios: Flexible Income, Conservative Balanced, Balanced, Conservative Growth and Strategic Growth Portfolios (each a "Portfolio" and collectively, the "Portfolios").

WM Trust I ("Trust I") was organized as a Massachusetts business trust on September 19, 1997. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"), as open-end management investment company. Information presented in this report pertains only to the Money Market Fund (the "Fund"). The Money Market Fund is a diversified series of WM Trust I. Financial statements for the other funds included in the Trust are presented in a separate report.

The LLC and Trust are authorized to issue an unlimited number of shares of beneficial interest, each without par value. Each Portfolio offers three classes of shares: Class A shares, Class B shares and Class C shares. The Fund may offer four classes of shares: Class A shares, Class B shares, Class C shares and Class I shares. Class A shares are generally subject to an initial sales charge at the time of purchase. Certain Class A shares purchased without an initial sales charge may be subject to a contingent deferred sales charge ("CDSC") if redeemed within eighteen months from the date of purchase. Class B shares are not subject to an initial sales charge although they are generally subject to a CDSC if redeemed within five years from the date of purchase. Class C shares are not subject to an initial sales charge although they are subject to a CDSC if redeemed within one year from the date of purchase. Class I shares are currently only offered to the LLC and affiliates of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company, and are not available for direct purchase by investors.

WM Advisors, Inc. (the "Advisor" or "WM Advisors"), a wholly owned subsidiary of Washington Mutual, serves as investment advisor to the Portfolios and the Fund. Each of the Portfolios invests, within certain percentage ranges, in Class I shares of various funds in the WM Group of Funds (collectively, the "Underlying Funds"). The Advisor may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Underlying Funds in accordance with its investment objective based on the Advisor's outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest its assets directly in cash, stock or bond index futures, options, money market securities and certain short-term debt instruments, including repurchase agreements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies, in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"), which are consistently followed by the Portfolios and Funds in the preparation of their financial statements.

PORTFOLIO VALUATION:

Investments in the Underlying Funds are valued at net asset value per Class I share of the respective Underlying Funds determined as of the close of the New York Stock Exchange on each valuation date. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

Securities of the Fund are valued on the basis of amortized cost in accordance with Rule 2a-7 of the 1940 Act, which approximates market value and does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the amortized cost fairly reflects the market-based net asset value per share. Certain assets may be valued by the Advisor under the supervision of the Board of Trustees.

REPURCHASE AGREEMENTS:

Each Portfolio and the Fund may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. It is each Portfolio's and the Fund's policy that its custodian take possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Portfolio and the Fund would seek to use the collateral to offset losses incurred. There is potential loss to the Portfolio or the Fund in the event the Portfolio or the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio or the Fund seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Portfolio and the Fund enters into repurchase agreements.

ILLIQUID INVESTMENTS:

The Fund may invest a portion of its net assets in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) certain futures contracts and options; (4) certain variable rate demand notes having a demand period of more than seven calendar days; (5) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined in the following paragraph; and (6) certain over-the-counter options.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which the Fund has valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally must be sold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, that investment will be subject to a Fund's limitation on investment in illiquid securities as indicated above.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

Interest income on debt securities is accrued daily. Premiums and discounts are amortized using the interest method. Dividend income is recorded on the ex-dividend date. Each Portfolio's and the Fund's investment income and realized and unrealized gains and losses are allocated among the classes of that Portfolio or Fund based upon the relative average net assets of each class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Flexible Income, Conservative Balanced, Balanced and Conservative Growth Portfolios are declared and paid quarterly. Dividends from any net investment income of the Strategic Growth Portfolio are declared and paid annually. Dividends from net investment income of the Fund are declared daily and paid monthly. Distributions of any net capital gains earned by a Portfolio or the Fund are distributed no less frequently than annually at the discretion of the Board of Trustees. Additional distributions of net investment income and capital gains for each Portfolio or the Fund may be made at the discretion of the Board of Trustees in accordance with federal income tax regulations.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investments held by the Portfolios, redesignated distributions and differing characterization of distributions made by each Portfolio.

FEDERAL INCOME TAXES:

It is each Portfolio's and the Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

EXPENSES:

General expenses of the LLC and the Trust are allocated to all the Portfolios and Funds based upon the relative average net assets of each Portfolio and Fund except printing and postage expenses, which are allocated to all the Portfolios and Funds based upon the relative number of shareholder accounts of each Portfolio and Fund. In addition, the Portfolios will indirectly bear their prorated share of expenses of the Underlying Funds. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Portfolio and Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

USE OF ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY AND OTHER TRANSACTIONS

WM Advisors serves as investment advisor to the LLC and Trust. As such,WM Advisors provides its proprietary asset allocation services to the Portfolios, formulates the Portfolios' investment policies, analyzes economic and market trends, exercises investment discretion over the assets of the Portfolios and monitors the allocation of each Portfolio's assets and each Portfolio's performance. For its investment advisory services to the Portfolios, WM Advisors is entitled to a monthly fee at an annual rate of 0.650% of each Portfolio's average daily net assets up to $1 billion, 0.600% of the next $2 billion of each Portfolio's average daily net assets and 0.550% of each Portfolio's average daily net assets over $3 billion. WM Advisors discounts its monthly fee based upon aggregate average daily net assets ("aggregate net assets") of the LLC. Each Portfolio receives a monthly discount at an annual rate of 0.025% of average daily net assets for aggregate net assets from $5 to $10 billion; 0.050% of average daily net assets for aggregate net assets from $10 to $15 billion; 0.075% of average daily net assets for aggregate net assets from $15 to $20 billion; 0.100% of average daily net assets from aggregate net assets from $20 to $25 billion; and 0.125% of average daily net assets for aggregate net assets over $25 billion. For its investment advisory services to the Fund, WM Advisors is entitled to a monthly fee at an annual rate of 0.450% of the Fund's average daily net assets up to $1 billion and 0.400% of the Fund's average daily net assets over $1 billion.

WM Shareholder Services, Inc. (the "Transfer Agent"), a wholly owned subsidiary of Washington Mutual, serves as the transfer agent of the Portfolios and the Fund. Fees are paid to the Transfer Agent for services related to the issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing distributions and reports. For such services, the Transfer Agent receives a fee per open and closed account, in addition to reimbursement for certain out-of-pocket expenses. The Transfer Agent is entitled to a monthly fee based upon an annual rate of $20.40 per open account for Class A, Class B and Class C shareholder accounts, with the exception of the Flexible Income Portfolio and the Money Market Fund, for which the fee is $21.15 and $24.19, respectively. Effective June 1, 2005, the authorized annual transfer agent fee will change to $20.00 per open account for all Class A, Class B and Class C shareholder accounts.

Custodian fees for certain Portfolios and the Fund have been reduced by credits allowed by the Portfolio's and the Fund's custodian for uninvested cash balances. The Portfolios and the Fund could have invested this cash in income producing investments. Fees reduced by credits allowed by the custodian for the six months ended April 30, 2005 are shown separately in the "Statements of Operations".

4. TRUSTEES' FEES

No officer or employee of Washington Mutual or its subsidiaries receives any compensation from the LLC or Trust for serving as an officer or Trustee of the LLC or Trust. The LLC and Trust, together with other mutual funds advised by WM Advisors, pays each Trustee who is not an officer or employee of Washington Mutual or its subsidiaries, a per annum retainer plus attendance fees for each meeting at which they are present. The Lead Trustee, Committee Chairs and Committee Members receive additional remuneration for these services to the LLC and Trust. Trustees are also reimbursed for travel and out-of-pocket expenses. Each Trustee serves in the same capacity for all 42 funds within the WM Group of Funds.

5. DISTRIBUTION PLANS

WM Funds Distributor, Inc. (the "Distributor"), a registered broker-dealer and a wholly owned subsidiary of Washington Mutual, serves as distributor for Class A, Class B and Class C shares of the Portfolios and the Fund. For the six months ended April 30, 2005, the Distributor has received $4,666,788 representing commissions (front end sales charges) on Class A and Class C shares and $3,464,156 representing CDSCs from Class A, Class B and Class C shares.

Each of the Portfolios and the Fund have adopted three distribution plans, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class A, Class B and Class C shares of the Portfolio and the Fund (each, a "Rule 12b-1 Plan"), respectively. There are no 12b-1 Plans applicable to the Class I shares of the Fund. Under the applicable Rule 12b-1 Plans, the Distributor may receive a service fee at an annual rate of 0.25% of the average daily net assets of each class. The Trustees have not authorized, and the Fund does not currently pay, service fees with respect to Class A shares. In addition, the Distributor is paid a fee as compensation in connection with the offering and sale of Class B and Class C shares at an annual rate of 0.75% of the average daily net assets of each class. These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. The service fee is paid by the Portfolio and the Fund to the Distributor, which in turn, pays service fees to broker/dealers that provide services, such as responding to telephone inquiries, receiving transaction requests, and processing correspondence, new account applications and subsequent purchases for the shareholders. Under their terms, each Rule 12b-1 plan shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the LLC and Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of such distribution plans, or any agreements related to such plans, respectively.

6. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of purchases and proceeds from sales of Underlying Funds for the six months ended April 30, 2005 are as follows:

                                            PURCHASES   SALES
             NAME OF PORTFOLIO               (000S)    (000S)
             -----------------              ---------  -------
Flexible Income Portfolio................   $  70,790  $ 8,400
Conservative Balanced Portfolio..........      81,017    4,750
Balanced Portfolio.......................     458,068   18,000
Conservative Growth Portfolio............     338,518   21,000
Strategic Growth Portfolio...............     235,421   10,200

7. UNREALIZED APPRECIATION/(DEPRECIATION)

At April 30, 2005, the aggregate gross unrealized appreciation/(depreciation) on a tax basis are as follows:

                                                                               (IN THOUSANDS)
                                                ------------------------------------------------------------------------
                                                FLEXIBLE    CONSERVATIVE               CONSERVATIVE   STRATEGIC   MONEY
                                                 INCOME       BALANCED     BALANCED       GROWTH       GROWTH     MARKET
                                                PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO    FUND
                                                ---------   ------------   ---------   ------------   ---------   ------
Tax basis unrealized appreciation............   $  46,811   $     31,665   $ 312,170   $    277,931   $ 150,866   $   --
Tax basis unrealized depreciation............      (4,687)        (2,557)     (2,821)          (871)    (14,379)      --
                                                ---------   ------------   ---------   ------------   ---------   ------
Net tax basis unrealized appreciation........   $  42,124   $     29,108   $ 309,349   $    277,060   $ 136,487   $   --
                                                =========   ============   =========   ============   =========   ======

8. UNDERLYING FUNDS

The following is a summary of investment objectives and risk factors of the Underlying Funds, and Portfolio ownership in the Underlying Funds. The WM Group of Funds semiannual report, which is available online at wmgroupoffunds.com or by calling 800-222-5852, contains more information regarding the Underlying Funds.

INVESTMENT OBJECTIVES OF UNDERLYING FUNDS:

The investment objectives of the Underlying Funds are as follows:

WM REIT Fund                        Seeks to provide a high level of current income and intermediate to long-term capital appreciation.
WM Equity Income Fund               Seeks to provide a relatively high level of current income and long-term growth of income and capital.
WM Growth & Income Fund             Seeks to provide long-term capital growth. Current income is a secondary consideration.
WM West Coast Equity Fund           Seeks to provide long-term growth of capital.
WM Mid Cap Stock Fund               Seeks to provide long-term capital appreciation.
WM Growth Fund                      Seeks to provide long-term capital appreciation.
WM Small Cap Value Fund             Seeks to provide long-term capital appreciation.
WM Small Cap Growth Fund            Seeks to provide long-term capital appreciation.
WM International Growth Fund        Seeks to provide long-term capital appreciation.
WM Short Term Income Fund           Seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.
WM U.S. Government Securities Fund  Seeks to provide a high level of current income consistent with safety and liquidity.
WM Income Fund                      Seeks to provide a high level of current income consistent with preservation of capital.
WM High Yield Fund                  Seeks to provide a high level of current income.

RISK FACTORS OF UNDERLYING FUNDS:

While no individual fund is intended as a complete investment program, this is especially true for funds that concentrate their investments such as those investing in particular industries or regions.

The REIT Fund concentrates its investments in real estate investment trust ("REIT") securities or debt securities of issuers that are principally engaged in the U.S. real estate or related industries. The REIT Fund could be adversely impacted by economic trends within this industry.

The West Coast Equity Fund concentrates its investments in companies located or doing business in Alaska, California, Idaho, Montana, Oregon and Washington. The West Coast Equity Fund could be adversely impacted by economic trends within this region.

The High Yield Fund invests in lower rated debt securities, which may be more susceptible to adverse economic conditions than investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders, and uncertainties exist as to an issuer's ability to meet principal and interest payments.

Certain Underlying Funds may invest a portion of their assets in foreign securities of developing or emerging markets countries; enter into forward foreign currency transactions; lend their portfolio securities; enter into a stock index, interest rate and currency futures contracts, and options on such contracts; enter into interest rate swaps or purchase or sell interest rate caps or floors; enter into other types of options transactions; make short sales; purchase zero coupon and payment-in-kind bonds; enter into repurchase or reverse repurchase agreements; purchase and sell "when-issued" securities and engage in "delayed-delivery" transactions; and enter into various other investment practices, each with inherent risks. The risks involved in investing in foreign securities include those resulting from future adverse political and economic developments and the possible imposition of currency exchange restrictions or other foreign laws or restrictions. The risks involved in investing in a high concentration of a single sector include those resulting from future adverse political and economic developments or regulatory occurrences and the potential for adverse effects to the financial conditions of the industries within the sector due to market fluctuations.

PORTFOLIO OWNERSHIP IN THE UNDERLYING FUNDS:

At April 30, 2005, the LLC hold investments in a number of the Underlying Funds. The figures presented below represent the percentage of shares outstanding of each Fund owned by the Portfolios:

                                                                  PORTFOLIOS
                                      ------------------------------------------------------------------
                                      FLEXIBLE   CONSERVATIVE             CONSERVATIVE  STRATEGIC
                                       INCOME      BALANCED     BALANCED     GROWTH      GROWTH
              NAME OF FUND            PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO  TOTAL
              ------------            ---------  ------------  ---------  ------------  ---------  -----
REIT Fund...........................     2.7%        3.0%        33.3%        33.9%       20.2%    93.1%
Equity Income Fund..................     1.8%        1.9%        20.9%        19.6%       11.9%    56.1%
Growth & Income Fund................     3.0%        2.2%        23.8%        25.2%       17.5%    71.7%
West Coast Equity Fund..............     0.7%        1.1%        13.1%        14.4%       10.8%    40.1%
Mid Cap Stock Fund..................     3.6%        2.6%        28.3%        29.7%       23.7%    87.9%
Growth Fund.........................     3.1%        2.6%        29.4%        31.1%       18.9%    85.1%
Small Cap Value Fund................     3.3%        2.7%        32.2%        35.5%       22.9%    96.6%
Small Cap Growth Fund...............     3.0%        1.7%        22.0%        24.2%       17.1%    68.0%
International Growth Fund...........      --         3.2%        32.1%        33.9%       23.4%    92.6%
Short Term Income Fund..............    42.4%       11.6%        14.1%          --          --     68.1%
U.S. Government Securities Fund.....    18.5%        9.0%        40.8%        15.8%         --     84.1%
Income Fund.........................    19.7%        8.6%        36.8%        10.0%         --     75.1%
High Yield Fund.....................     8.6%        4.0%        22.1%        15.3%       11.2%    61.2%

OTHER FACTORS OF UNDERLYING FUNDS:

Investing in the Underlying Funds through the Portfolios involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. For example, under certain circumstances, an Underlying Fund may determine to make payment of a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios may hold securities distributed by an Underlying Fund until the Advisor determines that it is appropriate to dispose of such securities.

The officers and Trustees, the Advisor, the Distributor and Transfer Agent of the Portfolios serve in the same capacity for the Underlying Funds. Conflicts may arise as these persons and companies seek to fulfill their fiduciary responsibilities to both the Portfolios and the Underlying Funds.

From time to time, one or more of the Underlying Funds used for investment by a Portfolio may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios. These transactions will affect the Underlying Funds, since the Underlying Funds that experience redemptions as a result of the reallocations or rebalancings may have to sell portfolio securities and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. The Advisor is committed to minimizing such impact on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. The Advisor may nevertheless face conflicts in fulfilling its responsibilities. The Advisor will, at all times, monitor the impact on the Underlying Funds of transactions by the Portfolios.

9. OTHER PORTFOLIO OR FUND INFORMATION

SCHEDULES OF INVESTMENTS

The LLC and the Trust file their complete schedules of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The LLC's and the Trust's Forms N-Q are available at http://www.wmgroupoffunds.com. The LLC's and the Trust's Forms N-Q are also available at http://www.sec.gov and also may be reviewed and copied at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

PROXY VOTING INFORMATION:

The policies and procedures that the LLC and the Trust use to determine how to vote proxies relating to portfolio securities held by the Portfolio or Fund are included in the LLC's and Trust's Statement of Additional Information which is available, without charge and upon request, by calling 1-800-222-5852. Information regarding how the Portfolio or Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available at http://www.wmgroupoffunds.com. This information is also available at http://www.sec.gov.

Other Information (Unaudited)

                                                               PORTFOLIO MANAGER
U.S. Government Securities Fund
                                                               Craig V. Sosey
                                                               WM Advisors, Inc.

Note: Pages 38 and 39 provide information about certain WM Funds in which the Flexible Income and Conservative Balanced Portfolios invest a significant portion of their assets (i.e., more than 25%). For additional information about these and other WM Funds, please see the WM Group of Funds semiannual report, which is available online at wmgroupoffunds.com or by calling 800-222-5852.

Data shown is past performance and does not guarantee future results. Current performance, including the most recent month-end results, which may be higher or lower than the data shown, can be obtained by calling 800-222-5852. An investment's return and principal value will fluctuate, so it may be worth more or less upon redemption. A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 4.5%; Class B shares: contingent deferred sales charge of 5%, which declines over 5 years

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF APRIL 30, 2005

                                    6-Month(2)  1-Year  5-Year  10-Year  Since Inception  Inception Date
                                    ----------  ------  ------  -------  ---------------  --------------
CLASS A SHARES  Net Asset Value(3)     1.02%     4.32%   6.05%   6.26%        7.79%           5/4/84
                With Sales Charge     -3.51%    -0.41%   5.07%   5.77%        7.56%

CLASS B SHARES  Net Asset Value(3)     0.65%     3.57%   5.29%   5.59%        5.56%          3/30/94
                With Sales Charge     -4.35%    -1.43%   4.96%   5.59%        5.56%

CLASS C SHARES  Net Asset Value(3)     0.57%     3.50%      -       -         3.14%           3/1/02
                With Sales Charge     -0.43%     2.50%      -       -         3.14%

Citigroup Mortgage Index(4)            1.43%     5.67%   7.09%   6.98%        9.36%

Average annual total returns(1) (with sales charge) as of 3/31/05:

Class A Shares: -3.03% (1-year), 4.85% (5-year), 5.81% (10-year), 7.53% (since inception)

Class B Shares: -4.17% (1-year), 4.73% (5-year), 5.62% (10-year), 5.50% (since inception)

Class C Shares: -0.14% (1-year), 2.90% (since inception)

PORTFOLIO COMPOSITION(5)

As of
4/30/05

[PIE CHART]

                          As of    As of
                         4/30/05  10/31/04  Change
                         -------  --------  ------
FHLMC                      31%       34%      -3%
FNMA                       30%       27%      +3%
CMOs                       17%       17%       0%
GNMA                        9%       10%      -1%
U.S. Treasuries             6%        6%       0%
U.S. Government Agency      4%        3%      +1%
Cash Equivalents            3%        3%       0%

1   Performance reflects ongoing fund expenses, which may have been waived, and assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. The U.S. Government Securities Fund's performance between 1998 and 2000 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. On 3/1/04, the investment policies of the Fund were modified. As a result, the Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place. The Income Fund's performance in 1999 benefited from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.

2   Periods of less than one year are not annualized.

3   Net asset value is not adjusted for sales charge.

PORTFOLIO MANAGERS

Gary J. Pokrzywinski, CFA and
John R. Freidl, CFA                                                  Income Fund
WM Advisors, Inc.

(5-5-4-3-2-0%); Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investments are subject to interest rate risk, and their value will decline as interest rates rise. U.S. Government Securities Fund: Neither the principal of government bond funds nor their yields are guaranteed by the U.S. government.

Income Fund: Lower-rated securities are subject to additional credit and default risks.

AVERAGE ANNUAL TOTAL RETURNS(1) AS OF APRIL 30, 2005

                                    6-Month(2)  1-Year  5-Year  10-Year  Since Inception  Inception Date
                                    ----------  ------  ------  -------  ---------------  --------------
CLASS A SHARES  Net Asset Value(3)     0.40%     4.97%   7.42%   7.33%        8.54%          12/15/75
                With Sales Charge     -4.16%     0.22%   6.42%   6.84%        8.37%

CLASS B SHARES  Net Asset Value(3)     0.04%     4.21%   6.65%   6.69%        6.54%           3/30/94
                With Sales Charge     -4.96%    -0.79%   6.34%   6.69%        6.54%

CLASS C SHARES  Net Asset Value(3)     0.05%     4.21%      -       -         5.53%            3/1/02
                With Sales Charge     -0.95%     3.21%      -       -         5.53%

Citigroup Broad Investment-Grade
Bond Index(4)                          1.01%     5.39%   7.52%   7.16%           -

Average annual total returns(1) (with sales charge) as of 3/31/05:

Class A Shares: -3.37% (1-year), 6.16% (5-year), 6.95% (10-year), 8.37% (since inception)

Class B Shares: -4.56% (1-year), 6.05% (5-year), 6.78% (10-year), 6.52% (since inception)

Class C Shares: -0.56% (1-year), 5.44% (since inception)

PORTFOLIO COMPOSITION(5)

As of
4/30/05

[PIE CHART]

                               As of    As of
                              4/30/05  10/31/04  Change
                              -------  --------  ------
Domestic Corporate Bonds        57%      57%       0%
Mortgage-Backed Bonds           22%      23%      -1%
Foreign Corporate
Bonds (U.S. $)                   7%       6%      +1%
U.S. Treasuries                  7%       6%      +1%
Foreign Government
Bonds (U.S. $)                   2%       2%       0%
Cash Equivalents                 5%       6%      -1%

4 The Citigroup Mortgage Index represents the mortgage-backed securities component of Citigroup's Broad Investment-Grade Bond Index. It consists of 30- and 15-year agency-issued (GNMA, FNMA, and FHLMC) pass-through securities as well as FNMA and FHLMC balloon mortgages. The Citigroup Broad Investment-Grade Bond Index measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities. It includes institutionally traded U.S. Treasury, government-sponsored, mortgage, asset-backed, and investment-grade securities. Returns shown for the indices assume reinvestment of all dividends and distributions. Since-inception returns shown for the Citigroup Mortgage Index are calculated from 4/30/84. Indices are unmanaged, and individuals cannot invest directly in an index.

5   May not reflect the current portfolio composition.

                        This page left Blank Intentionally.

                                   (artwork)

[WM LOGO]
  GROUP of FUNDS

A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

This semiannual report is published for the general information of the shareholders of the WM Group of Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing. To obtain an additional prospectus, please contact your Investment Representative or call 800-222-5852.

The WM Group of mutual funds is advised by WM Advisors, Inc., distributed by WM Funds Distributor, Inc., and sold through WM Financial Services, Inc. (all affiliates of Washington Mutual, Inc.) and independent broker/dealers.

Distributed by:
WM Funds Distributor, Inc.

Member NASD

[WM LOGO]                                                           PRESORTED
  GROUP of FUNDS                                                    STANDARD
                                                                 US POSTAGE PAID
P. O. Box 8024                                                   LOS ANGELES, CA
Boston, MA 02266-8024                                             PERMIT #1831

                                                              WMSAMSAR (6/29/05)

ITEM 2. CODE OF ETHICS

Not applicable for this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable for this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 11. CONTROLS AND PROCEDURES:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC's rules and forms.

(b) There have been no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 of the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WM Strategic Asset Management Portfolios, LLC

By: /s/ William G. Papesh
    William G. Papesh
    President and Chief Executive Officer
    July 7, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jeffrey L. Lunzer
    Jeffrey L. Lunzer
    Treasurer and Chief Financial Officer
    July 7, 2005


By: /s/ William G. Papesh
    William G. Papesh
    President and Chief Executive Officer
    July 7, 2005